UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-21482

SunAmerica Specialty Series

(Exact name of registrant as specified in charter)

Harborside Financial Center, 3200 Plaza 5 Jersey City, NJ 07311
(Address of principal executive offices) (Zip code)

John T. Genoy

Senior Vice President

SunAmerica Asset Management, LLC

Harborside Financial Center,

3200 Plaza 5

Jersey City, NJ 07311

(Name and address of agent for service)

Registrant’s telephone number, including area code: (201) 324-6414

Date of fiscal year end: October 31

Date of reporting period: July 31, 2014

Item 1. Schedule of Investments.

SunAmerica Specialty Series—2020 High Watermark Fund

PORTFOLIO OF INVESTMENTS - July 31, 2014 - (unaudited)

Security Description	Principal Amount	Value (Note 2)
U.S. GOVERNMENT AGENCIES - 14.8%
Resolution Funding - 14.8%
Resolution Funding Corp. STRIPS zero coupon due 07/15/2020 (cost $5,500,784)	$7,000,000	$6,105,568

U.S. GOVERNMENT TREASURIES - 75.7%
United States Treasury Bonds - 75.7%
United States Treasury Bond STRIPS zero coupon due 08/15/2020 (cost $27,122,492)	35,490,000	31,200,714

Total Long-Term Investment Securities (cost $32,623,276)		37,306,282

SHORT-TERM INVESTMENT SECURITIES - 5.0%
U.S. Government Treasuries - 5.0%
United States Treasury Bills 0.04% due 10/02/14(1) (cost $2,069,859)	2,070,000	2,069,955

REPURCHASE AGREEMENT - 4.6%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2014, to be repurchased 08/01/2014 in the amount of $1,895,000 and collateralized by $2,100,000 of Federal Home Loan Mtg. Corp. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,935,570 (cost $1,895,000)	1,895,000	1,895,000

TOTAL INVESTMENTS (cost $36,588,135)(2)	100.1%	41,271,237
Liabilities in excess of other assets	(0.1)	(51,197)

NET ASSETS	100.0%	$41,220,040

(1)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(2)	See Note 4 for cost of investments on a tax basis.

STRIPS – Separate Trading of Registered Interest and Principal of Securities

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
1	Long	S&P 500 E-Mini Index	September 2014	$96,687	$96,240	$(447)

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
U.S. Government Agencies:
Resolution Funding	$—	$6,105,568	$—	$6,105,568
U.S. Government Treasuries:
United States Treasury Bonds	—	31,200,714	—	31,200,714
Short-Term Investment Securities:
U.S. Government Treasuries	—	2,069,955	—	2,069,955
Repurchase Agreement	—	1,895,000	—	1,895,000

Total	$—	$41,271,237	$—	$41,271,237

Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$447	$—	$—	$447

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Alternative Strategies Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - July 31, 2014 ** - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMODITY INDEX-LINKED NOTES - 7.9%
Commodity Notes - 7.9%
Credit Suisse AG New York FRS (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.02% due 11/24/2014*(3)	$3,000,000	$2,908,834
UBS AG FRS (Indexed to the S&P GSCI Total Return Index) Senior Notes 0.02% due 07/06/2015*(3)	3,000,000	2,740,900

Total Commodity Index-Linked Notes (cost $6,000,000)		5,649,734

U.S. GOVERNMENT AGENCIES - 34.8%
Federal Farm Credit Bank - 20.9%
0.99% due 09/05/2017	15,000,000	14,851,275

Federal Home Loan Bank - 13.9%
1.00% due 11/09/2017	10,000,000	9,888,160

Total U.S. Government Agencies (cost $25,000,000)		24,739,435

U.S. GOVERNMENT TREASURIES - 6.7%
United States Treasury Notes - 6.7%
United States Treasury Notes
0.38% due 04/15/2015	500,000	500,996
0.38% due 04/30/2016	500,000	499,668
0.88% due 04/15/2017	500,000	499,687
1.63% due 01/15/2015 TIPS(5)	1,619,501	1,635,063
1.88% due 07/15/2015 TIPS(5)	1,589,822	1,641,367

Total U.S. Government Treasuries (cost $4,679,479)		4,776,781

EXCHANGE-TRADED FUNDS - 3.6%
iShares Barclays 1-3 Year Credit Bond Fund	19,500	2,054,715
iShares iBoxx Investment Grade Corporate Bond Fund	4,400	521,620

Total Exchange-Traded Funds (cost $2,539,882)		2,576,335

Total Long-Term Investment Securities (cost $38,219,361)		37,742,285

SHORT-TERM INVESTMENT SECURITIES - 43.5%
Time Deposits - 2.1%
Euro Time Deposit with State Street Bank & Trust Co.
0.01% due 08/01/2014(2)	$1,484,884	1,484,884

U.S. Government Treasuries - 41.5%
United States Treasury Bills
0.09% due 10/16/2014	5,000,000	4,999,815
0.09% due 05/28/2015	7,500,000	7,494,690
0.09% due 10/16/2014(2)(4)	3,000,000	2,999,889
0.10% due 02/05/2015(2)(4)	12,000,000	11,996,868
0.10% due 05/28/2015	2,000,000	1,998,584

		29,489,846

Total Short-Term Investment Securities (cost $30,969,726)		30,974,730

REPURCHASE AGREEMENT - 1.7%
Agreement with State Street Bank & Trust Co., bearing interest at 0.00%, dated 07/31/2014, to be repurchased 08/01/2014 in the amount $1,183,000 collateralized by $1,310,000 of Federal Home Loan Mtg. Assoc. Notes, bearing interest at 2.00% due 01/30/2023 and having an approximate value of $1,207,427 (cost $1,183,000)	1,183,000	1,183,000

TOTAL INVESTMENTS (cost $70,372,087)(1)	98.3%	69,900,015
Other assets less liabilities	1.7	1,230,334

NET ASSETS	100.0%	$71,130,349

*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Portfolio has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $5,649,734 representing 7.9% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
**	Consolidated; see Note 1.
(1)	See Note 4 for cost of investments on a tax basis.
(2)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.
(3)	Fair valued security. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2.
(4)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(5)	Principal amount of security is adjusted for inflation.

GSCI - Goldman Sachs Commodity Index

TIPS - Treasury Inflation Protected Securities

FRS - Floating Rate Security

The rates shown on FRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation/ (Depreciation)
16	Short	Alluminum Futures(a)	September 2014	$808,800	$794,200	$14,600
27	Long	Brent Crude Futures(a)	September 2014	2,910,600	2,862,540	(48,060)
15	Short	British Pound Currency	September 2014	1,605,094	1,582,125	22,969
17	Long	Canadian Dollar Currency	September 2014	1,589,500	1,557,880	(31,620)
10	Long	Copper Futures(a)	September 2014	802,125	807,750	5,625
82	Short	Corn Futures(a)	September 2014	1,607,724	1,463,700	144,024
31	Long	Dollar Index	September 2014	2,504,180	2,527,213	23,033
10	Long	Euro FX Currency	September 2014	1,693,875	1,674,000	(19,875)
43	Short	Euro Stoxx 50#	September 2014	1,819,501	1,795,894	23,607
16	Long	FTSE 100 Index#	September 2014	1,801,888	1,805,130	3,242
42	Short	Mexican Peso Currency	September 2014	1,609,125	1,584,030	25,095
75	Long	Russell 2000 Mini Index	September 2014	8,811,603	8,375,250	(436,353)
59	Long	Wheat Futures (a)	September 2014	1,631,225	1,564,238	(66,987)
46	Long	WTI Crude Futures(a)	September 2014	4,694,490	4,515,820	(178,670)

						$(519,370)

#	Foreign equity futures contracts valued using fair value procedures at July 31, 2014. The aggregate appreciation (depreciation) of these futures contracts was $26,849 representing 0.04% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.
(a)	The security is owned by the SunAmerica Alternative Strategies Cayman Fund, Ltd. which is a wholly-owned subsidiary of the SunAmerica Alternative Strategies Fund.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Commodity Index-Linked Notes:
Commodity Notes	$—	$5,649,734	$—	$5,649,734
U.S. Government Agencies:
Federal Farm Credit Bank	—	14,851,275	—	14,851,275
Federal Home Loan Bank	—	9,888,160	—	9,888,160
U.S. Government Treasuries:
United States Treasury Notes	—	4,776,781	—	4,776,781
Exchange-Traded Funds	2,576,335	—	—	2,576,335
Short-Term Investment Securities:
Time Deposits	—	1,484,884	—	1,484,884
U.S. Government Treasuries	—	29,489,846	—	29,489,846
Repurchase Agreement	—	1,183,000	—	1,183,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	235,346	26,849	—	262,195

Total	$2,811,681	$67,350,529	$—	$70,162,210

Liabilites
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$781,565	$—	$—	$781,565

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Global Trends Fund

CONSOLIDATED PORTFOLIO OF INVESTMENTS - July 31, 2014* - (unaudited)

Security Description	Principal Amount	Value (Note 2)
REPURCHASE AGREEMENTS - 98.3%
Repurchase Agreements - 98.3%
Bank of America Securities LLC Joint Repurchase Agreement(1)	$8,345,000	$8,345,000
Bank of America Securities LLC Joint Repurchase Agreement(1)(2)	2,445,000	2,445,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)	11,460,000	11,460,000
Barclays Capital, Inc. Joint Repurchase Agreement(1)(2)	3,360,000	3,360,000
BNP Paribas SA Joint Repurchase Agreement(1)	7,630,000	7,630,000
BNP Paribas SA Joint Repurchase Agreement(1)(2)	2,235,000	2,235,000
Deutsche Bank AG Joint Repurchase Agreement(1)	9,920,000	9,920,000
Deutsche Bank AG Joint Repurchase Agreement(1)(2)	2,905,000	2,905,000
UBS Securities LLC Joint Repurchase Agreement(1)	9,385,000	9,385,000
UBS Securities LLC Joint Repurchase Agreement(1)(2)	2,750,000	2,750,000

Total Repurchase Agreements (cost $60,435,000)		60,435,000

TOTAL INVESTMENTS (cost $60,435,000)(3)	98.3%	60,435,000
Other assets less liabilities	1.7	1,069,033

NET ASSETS	100.0%	$61,504,033

*	Consolidated; see Note 1
(1)	See Note 3 for details of Joint Repurchase Agreements.
(2)	The security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.
(3)	See Note 4 for cost of investments on a tax basis.

Open Futures Contracts
Number of Contracts	Type	Description	Expiration Month	Value at Trade Date	Value as of July 31, 2014	Unrealized Appreciation (Depreciation)
31	Long	EURO-Bund	September 2014	$6,042,598	$6,143,147	$100,549
55	Long	FTSE 100 Index#	September 2014	6,271,762	6,175,237	(96,525)
20	Long	Hang Seng Index#	September 2014	3,149,690	3,179,918	30,228
61	Long	Nikkei 224 Index#	September 2014	9,274,991	9,198,644	(76,347)
25	Long	Kospi 12 Index#	September 2014	3,216,058	3,285,278	69,220
96	Long	S&P 500 E-Mini Index	September 2014	9,453,800	9,239,040	(214,760)
24	Long	U.S. Treasury 10YR Notes	September 2014	2,987,828	2,990,625	2,797
68	Long	U.S. Long Bond	September 2014	9,411,625	9,343,625	(68,000)
20	Long	Copper Futures(a)	September 2014	1,530,800	1,615,500	84,700
85	Long	Corn Futures(a)	September 2014	1,574,200	1,559,750	(14,450)

						$(182,588)

#	Foreign equity futures contracts valued using fair value procedures at July 31, 2014. The aggregate appreciation (depreciation) of these futures contracts was ($73,424) representing (0.12)% of net assets. Foreign equity futures contracts are classified as Level 2 based on the securities valuation inputs. See Note 2 regarding fair value pricing for foreign equity futures contracts.
(a)	The Security is owned by the SunAmerica Global Trends Cayman Fund, Ltd., which is a wholly-owned subsidiary of the SunAmerica Global Trends Fund.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Bank of America, N.A.	MXN	41,151,000	USD	3,167,374	08/29/2014	$60,371	$—

Barclays Bank PLC	USD	1,575,157	PLN	4,877,000	08/29/2014	—	(14,650)

Deutsche Bank AG	USD	3,162,233	MXN	41,011,000	08/29/2014	—	(65,801)

HSBC Bank USA	BRL	7,333,000	USD	3,273,807	08/04/2014	41,631	—

Morgan Stanley & Co.	MXN	20,506,000	USD	1,573,729	08/29/2014	25,475	—
	USD	3,172,757	MXN	41,151,000	08/29/2014	—	(65,754)

						25,475	(65,754)

Royal Bank of Canada	MXN	20,505,000	USD	1,573,943	08/29/2014	25,765	—

UBS AG	USD	3,292,963	BRL	7,333,000	08/04/2014	—	(60,786)

Net Unrealized Appreciation (Depreciation)						$153,242	$(206,991)

BRL - Brazilian Real

MXN - Mexican Peso

PLN - Polish Zioty

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Repurchase Agreements	$—	$60,435,000	$—	$60,435,000
Other Financial Instruments:+
Open Futures Contracts - Appreciation	188,046	99,448	—	287,494
Open Forward Foreign Currency Contracts - Appreciation	—	153,242	—	153,242

Total	$188,046	$60,687,690	$—	$60,875,736

Liabilities:
Other Financial Instruments:+
Open Futures Contracts - Depreciation	$297,210	$172,872	$—	$470,082
Open Forward Foreign Currency Contracts - Depreciation	—	206,991	—	206,991

Total	$297,210	$379,863	$—	$677,073

+	Other financial instruments are derivative instruments not reflected in the Consolidated Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Focused Alpha Growth Fund

PORTFOLIO OF INVESTMENTS - July 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.5%
Aerospace/Defense - 5.3%
General Dynamics Corp.	267,519	$31,238,194

Agricultural Chemicals - 5.7%
Monsanto Co.	295,548	33,423,523

Apparel Manufacturers - 2.2%
Under Armour, Inc., Class A†	190,000	12,682,500

Auto-Cars/Light Trucks - 1.7%
Tesla Motors, Inc.†	43,500	9,713,550

Commercial Services - 1.1%
CoStar Group, Inc.†	45,000	6,467,850

Computers - 6.1%
Apple, Inc.	374,804	35,820,018

Consulting Services - 1.4%
Verisk Analytics, Inc., Class A	140,000	8,405,600

Diagnostic Kits - 1.2%
IDEXX Laboratories, Inc.	54,800	6,821,504

Distribution/Wholesale - 1.4%
Fastenal Co.	190,000	8,426,500

Diversified Manufacturing Operations - 2.3%
Colfax Corp.†	210,100	13,229,997

E-Commerce/Services - 7.1%
Priceline Group, Inc.†	33,296	41,368,615

Electric-Transmission - 2.3%
ITC Holdings Corp.	375,000	13,537,500

Finance-Credit Card - 5.8%
Visa, Inc., Class A	160,022	33,766,242

Food-Canned - 1.7%
TreeHouse Foods, Inc.†	135,000	9,922,500

Hotel/Motels - 3.0%
Hyatt Hotels Corp., Class A	300,000	17,649,000

Insurance-Property/Casualty - 1.5%
Arch Capital Group, Ltd.	160,000	8,552,000

Internet Content-Entertainment - 7.0%
Facebook, Inc., Class A†	562,362	40,855,599

Medical-Biomedical/Gene - 14.0%
Biogen Idec, Inc.†	115,569	38,645,118
Gilead Sciences, Inc.†	474,801	43,468,032

		82,113,150

Multimedia - 1.7%
FactSet Research Systems, Inc.	83,000	9,970,790

Oil Companies-Exploration & Production - 2.4%
Concho Resources, Inc.†	100,000	14,080,000

Professional Sports - 2.2%
Manchester United PLC, Class A	675,000	12,588,750

Resort/Theme Parks - 2.4%
Vail Resorts, Inc.	184,000	13,892,000

Retail-Automobile - 1.7%
CarMax, Inc.†	203,000	9,908,430

Retail-Sporting Goods - 1.3%
Dick’s Sporting Goods, Inc.	180,000	7,655,400

Transport-Rail - 9.1%
Canadian Pacific Railway, Ltd.	235,688	44,768,936
Genesee & Wyoming, Inc., Class A†	85,000	8,477,050

		53,245,986

Web Portals/ISP - 7.9%
Google, Inc., Class A†	40,001	23,182,579
Google, Inc., Class C†	40,001	22,864,572

		46,047,151

Total Long-Term Investment Securities (cost $437,703,634)		581,382,349

SHORT-TERM INVESTMENT SECURITIES - 0.9%
Time Deposits - 0.9%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $5,441,000)	5,441,000	5,441,000

TOTAL INVESTMENTS (cost $443,144,634)(1)	100.4%	586,823,349
Liabilities in excess of other assets	(0.4)	(2,286,977)

NET ASSETS	100.0%	$584,536,372

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Lont-Term Investment Securities:
Common Stock:
Aerospace/Defense	$31,238,194	$—	$—	$31,238,194
Agricultural Chemicals	33,423,523	—	—	33,423,523
Computers	35,820,018	—	—	35,820,018
E-Commerce/Services	41,368,615	—	—	41,368,615
Finance-Credit Card	33,766,242	—	—	33,766,242
Internet Content-Entertainment	40,855,599	—	—	40,855,599
Medical-Biomedical/Gene	82,113,150	—	—	82,113,150
Transport-Rail	53,245,986	—	—	53,245,986
Web Portals/ISP	46,047,151	—	—	46,047,151
Other Industries*	183,503,871	—	—	183,503,871
Short-Term Investment Securities
Time Deposits	—	5,441,000	—	5,441,000

Total	$581,382,349	$5,441,000	$—	$586,823,349

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Focused Alpha Large-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 99.9%
Aerospace/Defense - 3.9%
General Dynamics Corp.	213,958	$24,983,876

Agricultural Chemicals - 4.1%
Monsanto Co.	233,826	26,443,382

Banks-Super Regional - 5.2%
US Bancorp	798,108	33,544,479

Computers - 4.6%
Apple, Inc.	305,733	29,218,903

Computers-Memory Devices - 6.0%
Western Digital Corp.	387,800	38,714,074

Diversified Banking Institutions - 6.2%
Citigroup, Inc.	400,244	19,575,934
JPMorgan Chase & Co.	348,753	20,112,585

		39,688,519

Diversified Manufacturing Operations - 7.5%
3M Co.	339,910	47,889,920

E-Commerce/Services - 5.1%
Priceline Group, Inc.†	26,584	33,029,291

Finance-Credit Card - 10.2%
Discover Financial Services	590,997	36,086,277
Visa, Inc., Class A	139,591	29,455,097

		65,541,374

Internet Content-Entertainment - 4.9%
Facebook, Inc., Class A†	435,166	31,614,810

Medical-Biomedical/Gene - 10.4%
Biogen Idec, Inc.†	93,369	31,221,660
Gilead Sciences, Inc.†	387,909	35,513,069

		66,734,729

Medical-HMO - 4.7%
Aetna, Inc.	385,200	29,864,556

Oil Refining & Marketing - 4.1%
Marathon Petroleum Corp.	318,156	26,559,663

Retail-Building Products - 4.8%
Lowe’s Cos., Inc.	647,941	31,003,977

Retail-Drug Store - 6.1%
CVS Caremark Corp.	512,007	39,096,854

Transport-Rail - 5.8%
Canadian Pacific Railway, Ltd.	194,197	36,887,720

Web Portals/ISP - 6.3%
Google, Inc., Class A†	34,894	20,222,818
Google, Inc., Class C†	34,894	19,945,410

		40,168,228

Total Long-Term Investment Securities (cost $531,386,988)		640,984,355

SHORT-TERM INVESTMENT SECURITIES - 0.4%
Time Deposits - 0.4%
Euro Time Deposit with State Street Bank & Trust Co. 0.01% due 08/01/2014 (cost $2,784,000)	2,784,000	2,784,000

TOTAL INVESTMENTS (cost $534,170,988)(1)	100.3%	643,768,355
Liabilities in excess of other assets	(0.3)	(2,140,653)

NET ASSETS	100.0%	$641,627,702

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stock
Bank-Super Regional	$33,544,479	$—	$—	$33,544,479
Computers-Memory Devices	38,714,074	—	—	38,714,074
Diversified Banking Institutions	39,688,519	—	—	39,688,519
Diversified Manufacturing Operations	47,889,920	—	—	47,889,920
E-Commerce/Services	33,029,291	—	—	33,029,291
Finance-Credit Card	65,541,374	—	—	65,541,374
Medical-Biomedical/Gene	66,734,729	—	—	66,734,729
Retail-Drug Store	39,096,854	—	—	39,096,854
Transport-Rail	36,887,720	—	—	36,887,720
Web Portals/ISP	40,168,228	—	—	40,168,228
Other Indusrties*	199,689,167	—	—	199,689,167
Short-Term Investment Securities
Time Deposits	—	2,784,000	—	2,784,000

Total	$640,984,355	$2,784,000	$—	$643,768,355

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Income Explorer Fund

PORTFOLIO OF INVESTMENTS - July 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount(3)	Value (Note 2)
COMMON STOCKS - 27.6%
Cellular Telecom - 1.9%
Advanced Info Service PCL(1)	25,700	$166,216
Mobile Telesystems OJSC ADR	9,200	164,956
Taiwan Mobile Co., Ltd.(1)	54,000	165,536

		496,708

Coal - 1.3%
Banpu PCL	159,870	160,567
Indo Tambangraya Megah Tbk PT(1)	43,500	97,447
Tambang Batubara Bukit Asam Persero Tbk PT(1)	93,389	93,058

		351,072

Consulting Services - 0.6%
Leidos Holdings, Inc.	4,381	161,834

Consumer Products-Misc. - 0.6%
Kimberly-Clark de Mexico SAB de CV, Class A	63,800	161,865

Cosmetics & Toiletries - 0.6%
Natura Cosmeticos SA	10,000	155,725

Electric-Generation - 0.6%
Tractebel Energia SA	10,500	157,309

Enterprise Software/Service - 0.6%
CA, Inc.	5,600	161,728

Insurance-Multi-line - 0.6%
Porto Seguro SA	11,400	156,422

Medical-Drugs - 1.2%
GlaxoSmithKline PLC(1)	6,696	161,622
Orion Oyj, Class B(1)	4,580	169,732

		331,354

Metal-Copper - 0.6%
Freeport-McMoRan, Inc.	4,450	165,629

Metal-Diversified - 0.6%
KGHM Polska Miedz SA(1)	3,977	163,471

Oil & Gas Drilling - 0.6%
Transocean, Ltd.(1)	3,952	159,178

Oil Companies-Integrated - 3.0%
Ecopetrol SA	94,500	160,123
Eni SpA(1)	6,193	157,429
Lukoil OAO ADR	2,927	163,327
Rosneft OAO GDR	26,508	169,651
Total SA(1)	2,388	154,041

		804,571

Oil Refining & Marketing - 1.3%
HollyFrontier Corp.	3,650	171,586
Thai Oil PCL(1)	101,000	162,157

		333,743

Real Estate Investment Trusts - 0.6%
Annaly Capital Management, Inc.	14,809	164,380

Real Estate Operations & Development - 1.9%
Farglory Land Development Co., Ltd.(1)	123,000	173,298
Ruentex Development Co., Ltd.(1)	89,000	159,073
UOL Group, Ltd.(1)	31,000	164,129

		496,500

Retail-Apparel/Shoe - 0.6%
Coach, Inc.	4,800	165,888

Retail-Hypermarkets - 0.6%
Ruentex Industries, Ltd.(1)	64,000	160,787

Retail-Office Supplies - 0.6%
Staples, Inc.	14,900	172,691

Rubber-Tires - 0.7%
Nokian Renkaat Oyj(1)	5,000	172,895

Semiconductor Components-Integrated Circuits - 0.6%
Transcend Information, Inc.(1)	47,000	159,984

Shipbuilding - 0.6%
Yangzijiang Shipbuilding Holdings, Ltd.(1)	187,000	162,457

Telecom Services - 1.2%
Bell Aliant, Inc.	5,738	162,612
Telenor ASA(1)	6,966	159,957

		322,569

Telephone-Integrated - 3.7%
AT&T, Inc.	4,700	167,273
Belgacom SA(1)	5,094	165,715
Bezeq The Israeli Telecommunication Corp., Ltd.(1)	91,638	171,070
TDC A/S(1)	16,423	165,702
TeliaSonera AB(1)	21,973	164,623
Verizon Communications, Inc.	3,300	166,386

		1,000,769

Tobacco - 1.8%
Altria Group, Inc.	4,016	163,050
Philip Morris International, Inc.	2,000	164,020
Reynolds American, Inc.	2,957	165,148

		492,218

Transport-Rail - 0.6%
BTS Group Holdings PCL(1)	611,000	162,134

Total Common Stocks (cost $7,177,800)		7,393,881

PREFERRED SECURITIES - 15.1%
Agricultural Operations - 0.5%
CHS, Inc. Series 2 7.10%	4,700	127,088

Banks-Commercial - 1.5%
Barclays Bank PLC Series 4 7.75%	2,500	64,425
Barclays Bank PLC Series 5 8.13%	1,300	33,527
BB&T Corp. Series E 5.63%	2,797	65,897
CoBank ACB Series G 6.13%	1,400	129,019
PrivateBancorp, Inc. 7.13%	1,150	29,739
Regions Financial Corp. Series B 6.38%	2,725	69,351

Zions Bancorporation Series G 6.30%	700	17,948

		409,906

Banks-Fiduciary - 0.1%
State Street Corp. Series D 5.90%	1,100	28,347

Banks-Money Center - 0.2%
National Westminster Bank PLC Series C 7.76%	1,600	41,680

Banks-Special Purpose - 1.2%
AgriBank FCB 6.88%	3,000	316,875

Banks-Super Regional - 1.1%
Fifth Third Bancorp Series I 6.63%	1,984	53,389
PNC Financial Services Group, Inc. Series P 6.13%	2,500	68,075
US Bancorp Series F 6.50%	1,374	38,967
Wells Fargo & Co. 5.85%	4,200	107,520
Wells Fargo & Co. 6.63%	712	19,630

		287,581

Diversified Banking Institutions - 1.5%
Citigroup, Inc. FRS Series K 6.88%	2,000	53,740
Countrywide Capital IV 6.75%	1,400	35,560
Countrywide Capital V 7.00%	4,300	109,263
Goldman Sachs Group, Inc. 5.95%	1,000	24,090
Goldman Sachs Group, Inc. Series K 6.38%	2,825	72,292
Morgan Stanley 6.88%	3,800	101,118

		396,063

Electric-Generation - 0.5%
AES Tiete SA	18,100	148,071

Electric-Integrated - 1.1%
Cia Paranaense de Energia, Class B	9,700	150,497
DTE Energy Co. 6.50%	550	14,377
Integrys Energy Group, Inc. 6.00%	2,253	57,969
SCE Trust III 5.75%	3,075	79,612

		302,455

Finance-Other Services - 0.1%
RBS Capital Funding Trust VI Series F 6.25%	1,200	28,620

Insurance-Life/Health - 0.7%
ING Groep NV 7.20%	2,900	74,791
ING Groep NV 7.38%	3,300	84,546
Principal Financial Group, Inc. Series B 6.52%	707	17,951

		177,288

Insurance-Multi-line - 0.9%
Aegon NV 6.50%	1,500	37,995
Allstate Corp. Series E 6.63%	3,700	95,904
Hartford Financial Services Group, Inc. FRS 7.88%	2,000	59,460
Kemper Corp. 7.38%	1,600	41,424

		234,783

Insurance-Property/Casualty - 0.3%
Arch Capital Group, Ltd. Series C 6.75%	800	21,600
Hanover Insurance Group, Inc. 6.35%	1,100	26,752
WR Berkley Corp. 5.63%	1,900	43,434

		91,786

Insurance-Reinsurance - 0.4%
Aspen Insurance Holdings, Ltd. 7.25%	600	15,612
Axis Capital Holdings, Ltd. Series C 6.88%	800	20,720
Endurance Specialty Holdings, Ltd. Series B 7.50%	500	13,125
PartnerRe, Ltd. Series E 7.25%	600	15,912
Reinsurance Group of America, Inc. 6.20%	1,800	48,780

		114,149

Investment Management/Advisor Services - 0.1%
Affiliated Managers Group, Inc. 6.38%	1,400	35,224

Metal-Iron - 0.6%
Vale SA	12,800	164,348

Pipelines - 0.1%
NuStar Logistics LP 7.63%	550	14,806

Real Estate Investment Trusts - 2.6%
American Realty Capital Properties, Inc. Series F 6.70%	3,957	92,000
CBL & Associates Properties, Inc. Series D 7.38%	1,700	42,585
Cedar Realty Trust, Inc. Series B 7.25%	700	17,836
Chesapeake Lodging Trust Series A 7.75%	1,000	26,170
Colony Financial, Inc. Series A 8.50%	1,000	26,150
CoreSite Realty Corp. Series A 7.25%	1,400	35,896
Corporate Office Properties Trust Series L 7.38%	1,300	33,839
DDR Corp. Series J 6.50	1,400	35,238
DuPont Fabros Technology, Inc. Series A 7.88%	900	22,905
First Potomac Realty Trust Series A 7.75%	426	11,140
Glimcher Realty Trust Series H 7.50%	1,000	27,000
NorthStar Realty Finance Corp. Series D 8.50%	1,500	37,680
Pebblebrook Hotel Trust Series A 7.88%	800	21,040
Pennsylvania Real Estate Investment Trust Series A 8.25%	950	25,004
PS Business Parks, Inc. Series S 6.45%	1,500	37,125
Regency Centers Corp. Series 6 6.63%	800	20,720
Retail Properties of America, Inc. Series A 7.00%	1,500	37,680
Saul Centers, Inc. Series C 6.88%	1,920	48,000

Sunstone Hotel Investors, Inc. Series D 8.00%	500	13,330
Taubman Centers, Inc. Series K 6.25%	800	19,600
Urstadt Biddle Properties, Inc. Series F 7.13%	1,200	30,540
Vornado Realty Trust Series I 6.63%	1,300	32,773
Vornado Realty Trust Series J 6.88%	500	13,315

		707,566

Sovereign Agency - 0.5%
Farm Credit Bank of Texas 6.75%*	1,200	125,963

Telecom Services - 0.3%
Qwest Corp. 6.13%	791	18,588
Qwest Corp. 7.00%	1,000	25,730
Qwest Corp. 7.38%	1,300	34,073

		78,391

Telephone-Integrated - 0.6%
Oi SA	237,700	154,014

Transport-Marine - 0.2%
Seaspan Corp. 6.38%	1,800	44,388
Teekay Offshore Partners LP Series A 7.25%	600	15,360

		59,748

Total Preferred Securities (cost $3,937,606)		4,044,752

PREFERRED SECURITIES/CAPITAL SECURITIES - 13.8%
Banks-Commercial - 1.0%
Banco do Brasil SA VRS 9.00% due 06/18/2024*(2)	$200,000	193,540
Rabobank Nederland FRS 11.00% due 06/30/2019*(2)	50,000	67,050

		260,590

Banks-Money Center - 0.9%
Dresdner Funding Trust I 8.15% due 06/30/2031*	100,000	119,750
HBOS Capital Funding LP 6.85% due 09/23/2014(2)	50,000	50,500

HSBC Capital Funding LP FRS 10.18% due 06/30/2030*(2)		50,000	74,750

			245,000

Banks-Super Regional - 1.2%
Fifth Third Bancorp FRS Series J 4.90% due 09/30/2019(2)		25,000	24,937
PNC Financial Services Group, Inc. FRS 6.75% due 08/01/2021(2)		100,000	111,500
Wells Fargo & Co. FRS Series K 7.98% due 03/15/2018(2)		150,000	170,100

			306,537

Building Societies - 0.6%
Nationwide Building Society VRS 6.88% due 06/20/2019(2)	GBP	100,000	172,290

Diversified Banking Institutions - 4.5%
Barclays PLC VRS 8.25% due 12/15/2018(2)		200,000	212,000
Credit Suisse Group AG VRS 7.50% due 12/11/2023*(2)		200,000	219,500
Goldman Sachs Capital II FRS 4.00% due 08/31/2014(2)		35,000	27,737
Goldman Sachs Group, Inc. FRS Series L 5.70% due 05/10/2019(2)		50,000	50,925
JPMorgan Chase & Co. FRS Series U 6.13% due 04/30/2024(2)		50,000	50,750
JPMorgan Chase & Co. FRS Series S 6.75% due 02/01/2024(2)		100,000	106,750
JPMorgan Chase & Co. FRS Series 1 7.90% due 04/30/2018(2)		125,000	137,656
Lloyds Banking Group PLC VRS 7.50% due 06/27/2024(2)		200,000	210,000
Morgan Stanley VRS Series H 5.45% due 07/15/2019(2)		44,000	44,055
Societe Generale SA VRS 6.75% due 04/07/2021(2)	EUR	100,000	138,592

			1,197,965

Diversified Financial Services - 0.9%
General Electric Capital Corp. FRS Series A 7.13% due 06/15/2022(2)		200,000	234,000

Electric-Integrated - 0.2%
PPL Capital Funding, Inc. FRS Series A 6.70% due 03/30/2067		50,000	51,125

Insurance-Life/Health - 1.5%
Dai-ichi Life Insurance Co., Ltd. FRS 7.25% due 07/25/2021*(2)		50,000	60,000
Prudential Financial, Inc. FRS 5.63% due 06/15/2043		100,000	107,000
Sumitomo Life Insurance Co. FRS 6.50% due 09/20/2073*		200,000	235,500

			402,500

Insurance-Multi-line - 1.8%
AXA SA FRS 6.46% due 12/14/2018*(2)		100,000	106,750
Catlin Insurance Co., Ltd. FRS 7.25% due 01/19/2017*(2)		100,000	103,250
Groupama SA FRS 6.38% due 05/28/2024(2)	EUR	100,000	137,354
MetLife Capital Trust X 9.25% due 04/08/2068*		100,000	143,500

			490,854

Insurance-Property/Casualty - 0.2%
Mitsui Sumitomo Insurance Co., Ltd. FRS 7.00% due 03/15/2072*		50,000	59,188

Insurance-Reinsurance - 0.8%
Aquarius + Investments PLC for Swiss Reinsurance Co., Ltd. VRS 8.25% due 09/01/2018(2)		200,000	223,250

Pipelines - 0.2%
Enterprise Products Operating LLC FRS Series A 8.38% due 08/01/2066		50,000	56,188

Total Preferred Securities/Capital Securities (cost $3,537,246)			3,699,487

REGISTERED INVESTMENT COMPANIES - 37.0%
Domestic Equity Investment Companies - 6.3%
Eaton Vance Tax-Advantaged Dividend Income Fund		22,535	455,207
Eaton Vance Tax-Managed Diversified Equity Income Fund		37,057	426,526
Gabelli Dividend & Income Trust		17,422	370,217
John Hancock Tax-Advantaged Dividend Income Fund		21,063	433,898

			1,685,848

Domestic Fixed Income Investment Companies - 19.1%
AllianceBernstein Income Fund, Inc.		16,054	119,602
AllianzGI Convertible & Income Fund		20,342	199,758
BlackRock Build America Bond Trust		4,710	101,218
BlackRock Corporate High Yield Fund, Inc.		16,358	194,987
BlackRock Limited Duration Income Trust		10,101	171,313
Calamos Convertible and High Income Fund		18,569	260,152
DoubleLine Income Solutions Fund		7,170	153,295
Eaton Vance Limited Duration Income Fund		13,557	205,795
Eaton Vance Senior Floating-Rate Trust		3,966	58,499

Flaherty & Crumrine Preferred Securities Income Fund, Inc.	11,145	211,755
Flaherty & Crumrine Total Return Fund, Inc.	8,259	159,481
Franklin Templeton Limited Duration Income Trust	11,077	141,453
Guggenheim Build America Bonds Managed Duration Trust	1,839	39,465
John Hancock Preferred Income Fund	7,408	147,641
MFS Multimarket Income Trust	21,714	140,924
New America High Income Fund, Inc.	22,600	218,316
Nuveen Floating Rate Income Opportunity Fund	9,648	119,635
Nuveen Mortgage Opportunity Term Fund	3,805	91,891
Nuveen Mortgage Opportunity Term Fund 2	3,215	75,199
Nuveen Preferred Income Opportunities Fund	31,505	294,257
Nuveen Short Duration Credit Opportunities Fund	8,085	147,147
PIMCO Corporate & Income Opportunity Fund	12,999	234,372
PIMCO Dynamic Credit Income Fund	18,497	420,252
PIMCO Income Strategy Fund II	40,854	428,967
Pioneer Diversified High Income Trust	5,627	117,042
Pioneer Floating Rate Trust	12,589	156,607
Wells Fargo Advantage Income Opportunities Fund	24,138	221,828
Western Asset Global Corporate Defined Opportunity Fund, Inc.	9,009	164,324
Western Asset High Yield Defined Opportunity Fund, Inc.	8,485	146,451

		5,141,626

Domestic Mixed Allocation Investment Companies - 1.2%
Flaherty & Crumrine Dynamic Preferred and Income Fund, Inc.	14,699	325,730

International Equity Investment Companies - 0.1%
Gabelli Global Small and Mid Cap Value Trust†	1,403	14,774

International Fixed Income Investment Companies - 10.3%
AllianceBernstein Global High Income Fund, Inc.	17,471	239,877
First Trust Aberdeen Global Opportunity Income Fund	15,015	215,165
Legg Mason BW Global Income Opportunities Fund, Inc.	22,789	405,644
Nuveen Preferred & Income Term Fund	15,357	354,900
PIMCO Dynamic Income Fund	13,578	428,522
PIMCO Income Opportunity Fund	14,645	413,428
Stone Harbor Emerging Markets Income Fund	8,378	166,974
Templeton Global Income Fund	6,006	47,568
Wells Fargo Advantage Multi-Sector Income Fund	20,180	293,215
Western Asset Global High Income Fund, Inc.	15,650	193,590

		2,758,883

Total Registered Investment Companies (cost $9,841,753)		9,926,861

FOREIGN CORPORATE BONDS & NOTES - 0.7%
Banks-Commercial - 0.7%
Intesa Sanpaolo SpA Company Guar. Notes 5.02% due 06/26/2024* (cost $200,000)	$200,000	197,856

Total Long-Term Investment Securities (cost $24,694,405)		25,262,837

SHORT-TERM INVESTMENT SECURITIES - 6.5%
Time Deposits - 6.5%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2014 (cost $1,749,000)	1,749,000	1,749,000

TOTAL INVESTMENTS (cost $26,443,405)(4)	100.7%	27,011,837
Liabilities in excess of other assets	(0.7)	(189,806)

NET ASSETS	100.0%	$26,822,031

†	Non-income producing security
*	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The Fund has no right to demand registration of these securities. At July 31, 2014, the aggregate value of these securities was $1,706,597 representing 6.4% of net assets. Unless otherwise indicated these securities are not considered to be illiquid.
(1)	Security was valued using fair value procedures at July 31, 2014. The aggregate value of these securities was $3,791,710 representing 14.1% of net assets. Securities are classified as Level 2 based on the securities valuation inputs; see Note 2 regarding fair value pricing for foreign equity securities.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Denominated in United States dollars unless otherwise indicated.
(4)	See Note 4 for cost of investments on a tax basis.

ADR - American Depository Receipt

EUR - Euro Dollar

GBP - Pound Sterling

GDR - Global Depository Receipt

FRS - Floating Rate Security

VRS - Variable Rate Security

The rates shown on FRS and VRS are the current interest rates at July 31, 2014 and unless noted otherwise, the dates shown are the original maturity dates.

Open Forward Foreign Currency Contracts

Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized Depreciation
Brown Brothers Harriman & Co.	EUR	209,535	USD	286,833	8/5/2014	$6,297	$—
	EUR	207,505	USD	277,581	9/2/2014	—	(262)
	GBP	102,900	USD	175,912	8/5/2014	2,136	—
	GBP	102,400	USD	172,858	9/2/2014	—	(35)
	USD	280,302	EUR	209,535	8/5/2014	235	—
	USD	173,760	GBP	102,900	8/5/2014	16	—

Net Unrealized Appreciation(Depreciation)						$8,684	$(297)

EUR - Euro Dollar

GBP - Pound Sterling

USD - United States Dollar

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Long-Term Investment Securities:
Common Stock:
Cellular Telecom	$164,956	$331,752	$—	$496,708
Coal	160,567	190,505	—	351,072
Medical-Drugs	—	331,354	—	331,354
Metal-Diversified	—	163,471	—	163,471
Oil & Gas Drilling	—	159,178	—	159,178
Oil Companies-Integrated	493,101	311,470	—	804,571
Oil Refining & Marketing	171,586	162,157	—	333,743
Real Estate Operations/Development	—	496,500	—	496,500
Retail-Hypermarkets	—	160,787	—	160,787
Rubber-Tires	—	172,895	—	172,895
Semiconductor Components-Integrated Circuits	—	159,984	—	159,984
Shipbuilding	—	162,457	—	162,457
Telecom Services	162,612	159,957	—	322,569
Telephone-Integrated	333,659	667,110	—	1,000,769
Transport-Rail	—	162,134	—	162,134
Other Industries*	2,115,689	—	—	2,115,689
Preferred Securities:
Sovereign Agency	—	125,963	—	125,963
Other Industries*	3,918,789	—	—	3,918,789
Preferred Securities/Capital Securities	—	3,699,487	—	3,699,487
Registered Investment Companies:
Domestic Equity Investment Companies	1,685,848	—	—	1,685,848
Domestic Fixed Income Investment Companies	5,141,626	—	—	5,141,626
Domestic Mixed Allocation Investment Companies	325,730	—	—	325,730
International Equity Investment Companies	14,774	—	—	14,774
International Fixed Income Investment Companies	2,758,883	—	—	2,758,883
Foreign Corporate Bonds & Notes	—	197,856	—	197,856
Short-Term Investment Securities:
Time Deposits	—	1,749,000	—	1,749,000
Other Financial Instruments:+
Open Forward Currency Contracts - Appreciation	—	8,684	—	8,684

Total	$17,447,820	$9,572,701	$—	$27,020,521

LIABILITIES:
Other Financial Instruments:+
Open Forward Currency Contracts - Depreciation	$—	$297	$—	$297

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

+	Other financial instruments are derivative instruments not reflected in the Portfolio of Investments, such as futures, forward and swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. Securities held at the beginning of the period currently valued at $1,336,651 were transferred from Level 1 to Level 2 due to foreign equity securities whose values were adjusted for fair value pricing procedures for foreign equity securities. There were no additional transfers between Levels during the reporting period.

See Notes to Portfolio of Investments

SunAmerica Specialty Series—SunAmerica Small-Cap Fund

PORTFOLIO OF INVESTMENTS - July 31, 2014 - (unaudited)

Security Description	Shares/ Principal Amount	Value (Note 2)
COMMON STOCKS - 97.0%
Advertising Agencies - 0.0%
MDC Partners, Inc., Class A	646	$13,320
Tremor Video, Inc.†	540	2,009

		15,329

Advertising Services - 0.5%
Marchex, Inc., Class B	20,931	230,241
Marin Software, Inc.†	401	3,677
Millennial Media, Inc.†	1,147	3,957
Sizmek, Inc.†	335	3,045

		240,920

Aerospace/Defense - 0.3%
Aerovironment, Inc.†	290	9,132
Cubic Corp.	314	13,772
Esterline Technologies Corp.†	484	52,538
Kratos Defense & Security Solutions, Inc.†	680	4,964
National Presto Industries, Inc.	74	4,744
Teledyne Technologies, Inc.†	571	52,075

		137,225

Aerospace/Defense-Equipment - 0.5%
AAR Corp.	602	16,194
Astronics Corp.†	239	13,862
Curtiss-Wright Corp.	733	46,553
Ducommun, Inc.†	165	4,562
Erickson, Inc.†	92	1,346
GenCorp, Inc.†	910	16,152
HEICO Corp.	1,012	49,750
Kaman Corp.	417	16,684
LMI Aerospace, Inc.†	164	2,147
Moog, Inc., Class A†	677	44,695
Orbital Sciences Corp.†	922	23,668
SIFCO Industries, Inc.	39	1,092

		236,705

Agricultural Biotech - 0.0%
Marrone Bio Innovations, Inc.†	172	1,594

Agricultural Chemicals - 0.0%
Intrepid Potash, Inc.†	849	12,574
Rentech, Inc.†	3,466	7,521

		20,095

Agricultural Operations - 0.1%
Alico, Inc.	44	1,624
Andersons, Inc.	429	23,175
Limoneira Co.	170	3,748
Tejon Ranch Co.†	206	5,892

		34,439

Airlines - 0.2%
Allegiant Travel Co.	210	24,730
Hawaiian Holdings, Inc.†	686	9,556
JetBlue Airways Corp.†	3,784	40,564
Republic Airways Holdings, Inc.†	758	7,534
SkyWest, Inc.	778	8,317

		90,701

Alternative Waste Technology - 0.1%
Calgon Carbon Corp.†	811	17,193
Darling Ingredients, Inc.†	2,505	46,894

		64,087

Apparel Manufacturers - 0.6%
Columbia Sportswear Co.	209	15,625
G-III Apparel Group, Ltd.†	272	21,126
Oxford Industries, Inc.	221	13,165
Quiksilver, Inc.†	2,067	6,180
Sequential Brands Group, Inc.†	257	3,092
Superior Uniform Group, Inc.	10,030	208,123
Vince Holding Corp.†	170	5,744

		273,055

Appliances - 0.0%
iRobot Corp.†	449	14,534

Applications Software - 0.8%
Actuate Corp.†	701	2,958
Callidus Software, Inc.†	699	7,493
Compuware Corp.	3,344	30,430
Cvent, Inc.†	273	7,456
Dealertrack Technologies, Inc.†	815	30,620
Demandware, Inc.†	457	27,530
Ebix, Inc.	466	5,853
Epiq Systems, Inc.	473	6,821
Five9, Inc.†	186	1,354
Imperva, Inc.†	337	7,471
inContact, Inc.†	21,832	174,438
Infoblox, Inc.†	820	9,938
Park City Group, Inc.†	145	1,524
Paycom Software, Inc.†	99	1,265
PDF Solutions, Inc.†	465	8,909
Progress Software Corp.†	782	18,127
RealPage, Inc.†	788	12,691
Tangoe, Inc.†	589	8,128
Verint Systems, Inc.†	822	38,585

		401,591

Athletic Equipment - 0.0%
Black Diamond, Inc.†	346	3,038
Nautilus, Inc.†	475	4,731

		7,769

Auction House/Art Dealers - 0.1%
Sotheby’s	927	36,756

Audio/Video Products - 0.1%
Daktronics, Inc.	575	6,383
DTS, Inc.†	258	4,667
Skullcandy, Inc.†	303	2,048
TiVo, Inc.†	1,748	23,528
Universal Electronics, Inc.†	242	11,527
VOXX International Corp.†	296	2,933

		51,086

Auto Repair Centers - 0.1%
Monro Muffler Brake, Inc.	480	24,379

Auto-Truck Trailers - 0.0%
Wabash National Corp.†	1,049	14,277

Auto/Truck Parts & Equipment-Original - 2.1%
Accuride Corp.†	586	2,930
American Axle & Manufacturing Holdings, Inc.†	1,030	18,942
Cooper-Standard Holding, Inc.†	208	12,896
Dana Holding Corp.	2,386	53,399
Federal-Mogul Holdings Corp.†	439	6,998
Fuel Systems Solutions, Inc.†	216	2,268
Gentherm, Inc.†	7,957	333,000

Meritor, Inc.†	1,489	18,717
Miller Industries, Inc.	172	3,301
Modine Manufacturing Co.†	725	9,983
Spartan Motors, Inc.	525	2,257
Strattec Security Corp.	3,903	245,225
Superior Industries International, Inc.	359	6,717
Tenneco, Inc.†	927	59,050
Titan International, Inc.	670	9,996
Tower International, Inc.†	7,084	223,146

		1,008,825

Auto/Truck Parts & Equipment-Replacement - 0.8%
Commercial Vehicle Group, Inc.†	26,323	241,119
Dorman Products, Inc.†	411	17,829
Douglas Dynamics, Inc.	339	5,661
Motorcar Parts of America, Inc.†	5,690	126,660
Remy International, Inc.	217	4,813
Standard Motor Products, Inc.	301	10,851

		406,933

B2B/E-Commerce - 0.0%
Covisint Corp.†	114	477
ePlus, Inc.†	79	4,320
Global Sources, Ltd.†	270	1,993
SPS Commerce, Inc.†	247	13,177
TechTarget, Inc.†	252	1,915

		21,882

Banks-Commercial - 5.1%
1st Source Corp.	228	6,473
1st United Bancorp, Inc.	449	3,749
American National Bankshares, Inc.	120	2,581
Ameris Bancorp	383	8,365
Ames National Corp.	125	2,799
Arrow Financial Corp.	163	4,140
BancFirst Corp.	108	6,577
Bancorp, Inc.†	503	4,778
BancorpSouth, Inc.	1,462	30,512
Bank of Kentucky Financial Corp.	96	3,317
Bank of Marin Bancorp	90	4,034
Bank of the Ozarks, Inc.	1,212	37,293
Banner Corp.	298	11,992
BBCN Bancorp, Inc.	1,210	18,174
BNC Bancorp	304	5,040
Bridge Bancorp, Inc.	177	4,230
Bridge Capital Holdings†	149	3,178
Bryn Mawr Bank Corp.	10,578	312,051
Camden National Corp.	113	4,004
Capital Bank Financial Corp., Class A†	369	8,406
Capital City Bank Group, Inc.	162	2,176
Cardinal Financial Corp.	486	8,583
Cascade Bancorp†	472	2,558
Cass Information Systems, Inc.	175	7,898
Cathay General Bancorp	1,212	31,015
Centerstate Banks, Inc.	541	5,637
Central Pacific Financial Corp.	261	4,672
Century Bancorp, Inc., Class A	53	1,856
Chemical Financial Corp.	455	12,558
Citizens & Northern Corp.	189	3,589
City Holding Co.	239	9,954
CNB Financial Corp.	220	3,637
CoBiz Financial, Inc.	546	6,181
Columbia Banking System, Inc.	801	20,417
Community Bank System, Inc.	619	21,807
Community Trust Bancorp, Inc.	238	8,328
CommunityOne Bancorp†	176	1,621
ConnectOne Bancorp, Inc.	345	6,555
CU Bancorp†	152	2,821
Customers Bancorp, Inc.†	389	7,375
CVB Financial Corp.	1,612	24,647
Eagle Bancorp, Inc.†	346	11,525
Enterprise Bancorp, Inc.	114	2,236
Enterprise Financial Services Corp.	301	5,252
Fidelity Southern Corp.	252	3,490
Financial Institutions, Inc.	211	4,684
First BanCorp†	1,587	8,157
First Bancorp	300	4,824
First Bancorp, Inc.	146	2,396
First Busey Corp.	1,103	6,122
First Business Financial Services, Inc.	60	2,617
First Citizens BancShares, Inc., Class A	115	25,570
First Commonwealth Financial Corp.	1,431	12,249
First Community Bancshares, Inc.	249	3,663
First Connecticut Bancorp, Inc.	246	3,660
First Financial Bancorp	878	14,347
First Financial Bankshares, Inc.	975	28,645
First Financial Corp.	175	5,365
First Interstate Bancsystem, Inc.	276	7,204
First Merchants Corp.	548	10,922
First Midwest Bancorp, Inc.	1,146	18,565
First NBC Bank Holding Co.†	227	7,216
First of Long Island Corp.	122	4,292
FirstMerit Corp.	2,517	44,299
FNB Corp.	2,533	31,156
Franklin Financial Corp.†	148	2,944
German American Bancorp, Inc.	201	5,196
Glacier Bancorp, Inc.	1,133	30,002
Great Southern Bancorp, Inc.	158	4,926
Guaranty Bancorp	224	2,912
Hampton Roads Bankshares, Inc.†	519	856
Hancock Holding Co.	1,252	40,615
Hanmi Financial Corp.	485	10,243
Heartland Financial USA, Inc.	239	5,695
Heritage Commerce Corp.	317	2,536
Heritage Financial Corp.	459	7,303
Heritage Oaks Bancorp†	341	2,435
Home BancShares, Inc.	824	24,769
Horizon Bancorp	140	2,985
Hudson Valley Holding Corp.	224	3,895
Iberiabank Corp.	478	31,362
Independent Bank Corp.	349	4,621
Independent Bank Corp.	364	13,290
International Bancshares Corp.	828	20,990
Lakeland Bancorp, Inc.	577	5,793
Lakeland Financial Corp.	252	9,170
Macatawa Bank Corp.	399	1,875
MainSource Financial Group, Inc.	311	5,079
MB Financial, Inc.	839	22,603

Mercantile Bank Corp.	256	4,895
Merchants Bancshares, Inc.	78	2,267
Metro Bancorp, Inc.†	216	4,957
MidSouth Bancorp, Inc.	127	2,477
MidWestOne Financial Group, Inc.	106	2,491
National Bankshares, Inc.	106	3,088
National Penn Bancshares, Inc.	1,789	18,427
NBT Bancorp, Inc.	665	15,541
NewBridge Bancorp†	512	3,835
Northrim BanCorp, Inc.	104	2,548
OFG Bancorp	685	10,933
Old Line Bancshares, Inc.	128	1,793
Old National Bancorp	1,609	21,528
OmniAmerican Bancorp, Inc.	176	4,349
Opus Bank†	78	2,317
Pacific Continental Corp.	274	3,683
Palmetto Bancshares, Inc.	68	898
Park National Corp.	195	14,691
Park Sterling Corp.	680	4,665
Peapack Gladstone Financial Corp.	183	3,386
Penns Woods Bancorp, Inc.	73	3,132
Peoples Bancorp, Inc.	166	3,873
Peoples Financial Services Corp.	115	5,380
Pinnacle Financial Partners, Inc.	541	20,017
Preferred Bank†	10,029	222,544
PrivateBancorp, Inc.	1,090	31,392
Prosperity Bancshares, Inc.	1,061	61,676
Renasant Corp.	479	13,604
Republic Bancorp, Inc., Class A	151	3,512
Republic First Bancorp, Inc.†	471	2,072
S&T Bancorp, Inc.	452	10,997
Sandy Spring Bancorp, Inc.	381	8,919
Seacoast Banking Corp. of Florida†	295	3,053
ServisFirst Bancshares, Inc.	30	846
Sierra Bancorp	185	2,923
Simmons First National Corp., Class A	248	9,828
South State Corp.	367	21,326
Southside Bancshares, Inc.	287	8,412
Southwest Bancorp, Inc.	14,381	221,755
Square 1 Financial, Inc., Class A†	91	1,734
State Bank Financial Corp.	489	8,073
Stock Yards Bancorp, Inc.	223	6,527
Stonegate Bank	151	3,597
Suffolk Bancorp†	176	3,564
Sun Bancorp, Inc.†	646	2,429
Susquehanna Bancshares, Inc.	2,856	29,074
Talmer Bancorp, Inc., Class A†	272	3,642
Taylor Capital Group, Inc.†	267	5,692
Texas Capital Bancshares, Inc.†	655	34,093
Tompkins Financial Corp.	226	10,052
TowneBank	450	6,651
TriCo Bancshares	245	5,481
Tristate Capital Holdings, Inc.†	336	3,289
TrustCo Bank Corp.	1,441	9,496
Trustmark Corp.	1,026	23,629
UMB Financial Corp.	574	32,506
Umpqua Holdings Corp.	2,536	42,909
Union Bankshares Corp.	704	16,812
United Bankshares, Inc.	1,051	33,716
United Community Banks, Inc.	761	12,595
Univest Corp. of Pennsylvania	247	4,673
Valley National Bancorp.	3,051	29,229
ViewPoint Financial Group, Inc.	608	15,285
Washington Trust Bancorp, Inc.	224	7,706
Webster Financial Corp.	1,375	39,421
WesBanco, Inc.	400	11,952
West Bancorporation, Inc.	243	3,538
Westamerica Bancorporation	400	19,128
Western Alliance Bancorp†	1,148	26,289
Wilshire Bancorp, Inc.	1,069	10,070
Wintrust Financial Corp.	708	32,802
Yadkin Financial Corp.†	309	5,735

		2,491,548

Banks-Fiduciary - 0.0%
Boston Private Financial Holdings, Inc.	1,218	15,201

Banks-Mortgage - 0.0%
Walker & Dunlop, Inc.†	282	3,849

Banks-Super Regional - 0.0%
Independent Bank Group, Inc.	139	6,673

Batteries/Battery Systems - 0.1%
EnerSys	714	45,289

Beverages-Non-alcoholic - 0.5%
Coca-Cola Bottling Co. Consolidated	71	4,957
National Beverage Corp.†	174	2,982
Primo Water Corp.†	45,749	212,276

		220,215

Bicycle Manufacturing - 0.0%
Fox Factory Holding Corp.†	170	2,530

Brewery - 0.1%
Boston Beer Co., Inc., Class A†	127	27,991
Craft Brew Alliance, Inc.†	167	1,874

		29,865

Broadcast Services/Program - 0.1%
Crown Media Holdings, Inc., Class A†	528	1,785
Hemisphere Media Group, Inc.†	127	1,469
Nexstar Broadcasting Group, Inc., Class A	466	21,711
World Wrestling Entertainment, Inc., Class A	453	5,653

		30,618

Building & Construction Products-Misc. - 0.3%
Builders FirstSource, Inc.†	695	4,128
Drew Industries, Inc.	360	16,200
Gibraltar Industries, Inc.†	469	6,890
Louisiana-Pacific Corp.†	2,148	29,084
NCI Building Systems, Inc.†	427	7,156
Nortek, Inc.†	139	11,088
Patrick Industries, Inc.†	124	5,165
Ply Gem Holdings, Inc.†	325	2,707
Quanex Building Products Corp.	571	9,758
Simpson Manufacturing Co., Inc.	629	19,128
Stock Building Supply Holdings, Inc.†	222	3,277
Trex Co., Inc.†	511	14,385

		128,966

Building & Construction-Misc. - 0.1%
Aegion Corp.†	578	13,242
Dycom Industries, Inc.†	517	14,538
Layne Christensen Co.†	302	3,277
MasTec, Inc.†	944	25,667
MYR Group, Inc.†	324	8,039

		64,763

Building Products-Air & Heating - 0.6%
AAON, Inc.	644	12,625
Comfort Systems USA, Inc.	20,033	298,492

		311,117

Building Products-Cement - 0.0%
Continental Building Products, Inc.†	178	2,348
Headwaters, Inc.†	1,118	11,951
Martin Marietta Materials, Inc.	1	124
US Concrete, Inc.†	216	5,528

		19,951

Building Products-Doors & Windows - 0.1%
Apogee Enterprises, Inc.	443	14,375
Griffon Corp.	607	6,537
Masonite International Corp.†	448	21,957
PGT, Inc.†	719	6,658

		49,527

Building Products-Light Fixtures - 0.0%
LSI Industries, Inc.	328	2,342

Building Products-Wood - 0.1%
Boise Cascade Co.†	600	16,890
Universal Forest Products, Inc.	305	13,353

		30,243

Building-Heavy Construction - 0.1%
Granite Construction, Inc.	595	19,367
Orion Marine Group, Inc.†	417	4,508
Sterling Construction Co., Inc.†	286	2,537
Tutor Perini Corp.†	567	15,439

		41,851

Building-Maintenance & Services - 0.0%
ABM Industries, Inc.	850	20,918

Building-Mobile Home/Manufactured Housing - 0.8%
Cavco Industries, Inc.†	3,605	257,361
Winnebago Industries, Inc.†	5,815	136,652

		394,013

Building-Residential/Commercial - 0.8%
AV Homes, Inc.†	172	2,681
Beazer Homes USA, Inc.†	407	6,247
Hovnanian Enterprises, Inc., Class A†	1,777	7,108
Installed Building Products, Inc.†	19,600	217,168
KB Home	1,275	20,783
LGI Homes, Inc.†	218	3,965
M/I Homes, Inc.†	372	7,656
MDC Holdings, Inc.	594	16,020
Meritage Homes Corp.†	595	22,789
New Home Co., Inc.†	128	1,665
Ryland Group, Inc.	714	22,919
Standard Pacific Corp.†	2,203	16,611
TRI Pointe Homes, Inc.†	2,228	30,100
UCP, Inc., Class A†	119	1,484
WCI Communities, Inc.†	178	3,060
William Lyon Homes, Class A†	267	6,574

		386,830

Capacitors - 0.0%
Kemet Corp.†	690	3,402

Casino Hotels - 0.1%
Boyd Gaming Corp.†	1,180	12,980
Caesars Entertainment Corp.†	780	12,480
Monarch Casino & Resort, Inc.†	145	1,810

		27,270

Casino Services - 0.0%
Multimedia Games Holding Co., Inc.†	451	10,878
Scientific Games Corp., Class A†	771	6,584

		17,462

Cellular Telecom - 0.0%
Comverse, Inc.†	341	8,757
Leap Wireless CVR†(1)(3)	881	0
NTELOS Holdings Corp.	258	3,106
Vringo, Inc.†	1,087	3,544

		15,407

Chemicals-Diversified - 0.2%
Aceto Corp.	437	7,324
Axiall Corp.	1,064	45,571
Innophos Holdings, Inc.	334	20,183
Innospec, Inc.	371	14,918
Olin Corp.	1,203	31,964

		119,960

Chemicals-Other - 0.0%
American Vanguard Corp.	438	5,558
Taminco Corp.†	434	9,071

		14,629

Chemicals-Plastics - 0.2%
A. Schulman, Inc.	445	17,684
Landec Corp.†	408	4,982
PolyOne Corp.	1,433	54,382

		77,048

Chemicals-Specialty - 0.6%
Balchem Corp.	463	23,150
Chemtura Corp.†	1,462	34,006
Ferro Corp.†	1,092	13,694
H.B. Fuller Co.	762	34,023
Hawkins, Inc.	162	5,549
KMG Chemicals, Inc.	146	2,448
Kraton Performance Polymers, Inc.†	499	10,284
Minerals Technologies, Inc.	525	30,487
Oil-Dri Corp. of America	74	2,159
OM Group, Inc.	489	13,824
OMNOVA Solutions, Inc.†	721	5,818
Quaker Chemical Corp.	201	14,193

Sensient Technologies Corp.	753	39,532
Stepan Co.	293	14,099
Tronox, Ltd. Class A	935	24,815
Zep, Inc.	350	5,457

		273,538

Circuit Boards - 0.0%
Multi-Fineline Electronix, Inc.†	136	1,327
Park Electrochemical Corp.	318	8,955
TTM Technologies, Inc.†	824	6,188

		16,470

Coal - 0.2%
Alpha Natural Resources, Inc.†	3,369	11,421
Arch Coal, Inc.	3,231	9,596
Cloud Peak Energy, Inc.†	927	14,350
Hallador Energy Co.	158	2,215
SunCoke Energy, Inc.†	1,062	24,245
Walter Energy, Inc.	1,002	5,762
Westmoreland Coal Co.†	203	8,747

		76,336

Coatings/Paint - 0.0%
Kronos Worldwide, Inc.	319	4,756

Coffee - 0.5%
Farmer Bros. Co.†	11,934	244,289

Commercial Services - 0.4%
Care.com, Inc.†	100	949
Collectors Universe, Inc.	105	2,102
Convergys Corp.	1,544	29,938
ExlService Holdings, Inc.†	497	13,941
Healthcare Services Group, Inc.	1,069	27,944
HMS Holdings Corp.†	1,334	24,559
Medifast, Inc.†	200	5,742
National Research Corp., Class A†	151	1,995
Performant Financial Corp.†	453	4,344
PHH Corp.†	873	20,385
Providence Service Corp.†	175	6,932
RPX Corp.†	807	12,589
ServiceSource International, Inc.†	1,042	4,616
SFX Entertainment, Inc.†	672	4,603
SP Plus Corp.†	234	4,586
Steiner Leisure, Ltd.†	224	8,940
Team, Inc.†	311	12,319
TeleTech Holdings, Inc.†	267	7,350
Weight Watchers International, Inc.	421	9,131

		202,965

Commercial Services-Finance - 0.5%
Cardtronics, Inc.†	677	26,105
CBIZ, Inc.†	632	5,157
Euronet Worldwide, Inc.†	776	38,831
EVERTEC, Inc.	1,000	22,360
Global Cash Access Holdings, Inc.†	1,002	8,387
Green Dot Corp., Class A†	474	8,527
Heartland Payment Systems, Inc.	545	25,888
Liberty Tax, Inc.†	58	2,036
MoneyGram International, Inc.†	444	6,416
PRGX Global, Inc.†	458	2,757
Tree.com, Inc.†	97	2,475
WEX, Inc.†	590	63,673

Xoom Corp.†	471	10,202

		222,814

Communications Software - 0.0%
Audience, Inc.†	213	2,030
Digi International, Inc.†	386	3,188
Jive Software, Inc.†	648	5,132
Mavenir Systems, Inc.†	147	1,660
Seachange International, Inc.†	500	3,745

		15,755

Computer Aided Design - 0.1%
Aspen Technology, Inc.†	1,401	60,859

Computer Data Security - 0.6%
A10 Networks, Inc.†	194	2,095
Qualys, Inc.†	13,046	311,669
Varonis Systems, Inc.†	81	1,708

		315,472

Computer Graphics - 0.0%
Monotype Imaging Holdings, Inc.	602	17,994

Computer Services - 0.6%
Barracuda Networks, Inc.†	121	3,360
CACI International, Inc., Class A†	358	24,698
Carbonite, Inc.†	269	2,617
CIBER, Inc.†	1,182	4,125
Computer Task Group, Inc.	229	3,279
Engility Holdings, Inc.†	267	9,228
EPAM Systems, Inc.†	542	20,954
FleetMatics Group PLC†	568	17,943
iGATE Corp.†	560	19,981
Insight Enterprises, Inc.†	623	16,366
j2 Global, Inc.	724	35,418
KEYW Holding Corp.†	498	6,524
LivePerson, Inc.†	825	9,719
Luxoft Holding, Inc.†	119	3,783
Manhattan Associates, Inc.†	1,154	33,881
Sykes Enterprises, Inc.†	600	12,420
Syntel, Inc.†	236	20,383
Unisys Corp.†	778	16,564
Virtusa Corp.†	396	12,387

		273,630

Computer Software - 0.8%
AVG Technologies NV†	530	9,010
Blackbaud, Inc.	703	25,807
Cornerstone OnDemand, Inc.†	809	33,849
Envestnet, Inc.†	518	22,590
Guidance Software, Inc.†	271	2,098
Simulations Plus, Inc.	39,590	236,352
SS&C Technologies Holdings, Inc.†	1,037	44,912

		374,618

Computers - 0.0%
Silicon Graphics International Corp.†	526	5,002

Computers-Integrated Systems - 0.2%
Agilysys, Inc.†	223	2,933
Cray, Inc.†	619	16,416

Maxwell Technologies, Inc.†	456	4,961
Mercury Systems, Inc.†	506	5,591
MTS Systems Corp.	230	15,180
NetScout Systems, Inc.†	555	23,604
Silver Spring Networks, Inc.†	533	5,693
Super Micro Computer, Inc.†	525	13,739

		88,117

Computers-Memory Devices - 0.1%
Datalink Corp.†	300	3,390
Dot Hill Systems Corp.†	913	3,588
Nimble Storage, Inc.†	141	3,649
Quantum Corp.†	3,338	4,173
Spansion, Inc., Class A†	919	17,433
Violin Memory, Inc.†	1,220	4,831

		37,064

Computers-Periphery Equipment - 0.2%
Electronics for Imaging, Inc.†	709	31,246
Immersion Corp.†	431	5,883
Synaptics, Inc.†	548	39,582

		76,711

Computers-Voice Recognition - 0.0%
Vocera Communications, Inc.†	344	4,324

Consulting Services - 2.0%
Advisory Board Co.†	557	27,928
Civeo Corp.†	1,429	36,297
Corporate Executive Board Co.	514	31,904
CRA International, Inc.†	10,379	247,850
Forrester Research, Inc.	166	6,421
Franklin Covey Co.†	13,227	249,461
FTI Consulting, Inc.†	622	22,989
Hackett Group, Inc.	382	2,292
Hill International, Inc.†	367	1,765
Huron Consulting Group, Inc.†	358	21,638
ICF International, Inc.†	304	10,509
Information Services Group, Inc.†	52,689	230,251
MAXIMUS, Inc.	1,030	42,601
Navigant Consulting, Inc.†	748	12,207
Pendrell Corp.†	2,497	3,671
Science Applications International Corp.	640	26,733

		974,517

Consumer Products-Misc. - 0.7%
Central Garden and Pet Co., Class A†	657	6,130
CSS Industries, Inc.	141	3,481
Helen of Troy, Ltd.†	435	23,329
Tumi Holdings, Inc.†	771	16,253
WD-40 Co.	4,158	277,588

		326,781

Containers-Paper/Plastic - 0.2%
AEP Industries, Inc.†	68	2,771
Berry Plastics Group, Inc.†	1,369	33,253
Graphic Packaging Holding Co.†	4,976	59,712
UFP Technologies, Inc.†	92	2,323

		98,059

Cosmetics & Toiletries - 0.0%
Elizabeth Arden, Inc.†	394	8,128
Inter Parfums, Inc.	253	6,611
Revlon, Inc., Class A†	173	5,277

		20,016

Data Processing/Management - 0.2%
Acxiom Corp.†	1,171	21,453
Amber Road, Inc.†	136	1,863
CommVault Systems, Inc.†	718	34,478
CSG Systems International, Inc.	519	13,515
Fair Isaac Corp.	522	29,832
Kofax, Ltd.†	1,129	8,106
Pegasystems, Inc.	539	11,519

		120,766

Decision Support Software - 0.0%
Castlight Health, Inc., Class B†	197	2,642
Interactive Intelligence Group, Inc.†	255	11,569
QAD, Inc.	93	1,758

		15,969

Diagnostic Equipment - 0.6%
Accelerate Diagnostics, Inc.†	346	6,290
Affymetrix, Inc.†	29,097	250,234
BioTelemetry, Inc.†	402	2,895
Cepheid†	1,061	39,936
GenMark Diagnostics, Inc.†	633	6,773
Oxford Immunotec Global PLC†	198	3,148

		309,276

Diagnostic Kits - 0.1%
Meridian Bioscience, Inc.	632	12,457
OraSure Technologies, Inc.†	850	6,995
Quidel Corp.†	434	10,360

		29,812

Direct Marketing - 0.0%
Harte-Hanks, Inc.	749	4,913
ValueVision Media, Inc., Class A†	650	2,977

		7,890

Disposable Medical Products - 0.1%
ICU Medical, Inc.†	204	11,883
Merit Medical Systems, Inc.†	654	8,397
Utah Medical Products, Inc.	57	2,965

		23,245

Distribution/Wholesale - 0.5%
Beacon Roofing Supply, Inc.†	750	20,730
Core-Mark Holding Co., Inc.	351	16,567
Houston Wire & Cable Co.	270	3,243
MWI Veterinary Supply, Inc.†	196	27,687
Owens & Minor, Inc.	960	31,766
Pool Corp.	687	37,620
Rentrak Corp.†	151	7,496
ScanSource, Inc.†	434	15,542
Speed Commerce, Inc.†	742	2,308
Titan Machinery, Inc.†	264	3,870
United Stationers, Inc.	599	23,109
Watsco, Inc.	393	35,201

		225,139

Diversified Financial Services - 0.0%
Ladder Capital Corp., Class A†	232	4,083

Diversified Manufacturing Operations - 0.5%
Actuant Corp., Class A	1,081	34,895
ARC Group Worldwide, Inc.†	47	699
AZZ, Inc.	389	16,976
Barnes Group, Inc.	825	28,256
Blount International, Inc.†	753	9,834
Chase Corp.	103	3,476
EnPro Industries, Inc.†	346	23,673
Fabrinet†	534	9,933
Federal Signal Corp.	957	13,838
GP Strategies Corp.†	226	6,150
Handy & Harman, Ltd.†	74	1,665
Harsco Corp.	1,229	31,057
Koppers Holdings, Inc.	311	11,205
LSB Industries, Inc.†	294	11,322
Lydall, Inc.†	259	6,535
NL Industries, Inc.	104	905
Park-Ohio Holdings Corp.	134	7,954
Raven Industries, Inc.	554	15,440
Standex International Corp.	194	12,794
Tredegar Corp.	378	7,386

		253,993

Diversified Minerals - 0.1%
Ring Energy, Inc.†	283	4,896
United States Lime & Minerals, Inc.	30	1,728
US Silica Holdings, Inc.	818	45,988

		52,612

Diversified Operations - 0.3%
Harbinger Group, Inc.†	1,266	14,850
Horizon Pharma, Inc.†	14,130	120,105
Resource America, Inc., Class A	206	1,941
Tiptree Financial, Inc.	119	846

		137,742

Diversified Operations/Commercial Services - 0.1%
Chemed Corp.	267	27,194
Viad Corp.	311	6,599

		33,793

Drug Delivery Systems - 0.6%
Antares Pharma, Inc.†	49,087	100,138
BioDelivery Sciences International, Inc.†	637	8,122
Depomed, Inc.†	18,193	181,020
Heron Therapeutics, Inc.†	296	2,602
Nektar Therapeutics†	1,933	20,393
Revance Therapeutics, Inc.†	105	3,221

		315,496

E-Commerce/Products - 0.1%
1-800-flowers.com, Inc., Class A†	378	1,935
Blue Nile, Inc.†	184	4,738
Chegg, Inc.†	1,121	7,208
FTD Cos., Inc.†	288	9,487
Overstock.com, Inc.†	177	2,876
Shutterfly, Inc.†	586	28,902
Stamps.com, Inc.†	216	6,832
Vitacost.com, Inc.†	336	2,681

		64,659

E-Commerce/Services - 0.2%
Angie’s List, Inc.†	664	5,531
Borderfree, Inc.†	91	1,211
ChannelAdvisor Corp.†	315	7,223
Coupons.com, Inc.†	184	3,778
GrubHub, Inc.†	136	4,936
Move, Inc.†	602	8,789
Orbitz Worldwide, Inc.†	785	6,947
RetailMeNot, Inc.†	469	11,472
TrueCar, Inc.†	118	1,601
Trulia, Inc.†	562	34,018

		85,506

E-Marketing/Info - 0.2%
comScore, Inc.†	528	19,108
Constant Contact, Inc.†	478	14,880
Conversant, Inc.†	1,020	23,837
Liquidity Services, Inc.†	404	5,450
Marketo, Inc.†	390	10,667
New Media Investment Group, Inc.	457	6,883
QuinStreet, Inc.†	528	2,635
ReachLocal, Inc.†	201	1,286
Rubicon Project, Inc.†	120	1,429
YuMe, Inc.†	276	1,648

		87,823

E-Services/Consulting - 0.6%
Cinedigm Corp., Class A†	1,165	2,645
Perficient, Inc.†	16,016	272,112
Sapient Corp.†	1,744	25,741

		300,498

Educational Software - 0.0%
2U, Inc.†	156	2,193
Rosetta Stone, Inc.†	323	3,114

		5,307

Electric Products-Misc. - 0.1%
GrafTech International, Ltd.†	1,789	15,028
Graham Corp.	153	4,614
Littelfuse, Inc.	343	29,814

		49,456

Electric-Distribution - 0.0%
EnerNOC, Inc.†	411	7,365

Electric-Generation - 0.0%
Atlantic Power Corp.	1,837	6,925

Electric-Integrated - 0.9%
ALLETE, Inc.	645	30,263
Ameresco, Inc., Class A†	302	2,271
Avista Corp.	916	28,423
Black Hills Corp.	679	35,790
Cleco Corp.	919	51,225
El Paso Electric Co.	614	22,626
Empire District Electric Co.	658	16,128
IDACORP, Inc.	766	41,019
MGE Energy, Inc.	528	19,863
NorthWestern Corp.	596	27,547

Otter Tail Corp.	555	15,518
Pike Corp.†	417	3,361
PNM Resources, Inc.	1,212	31,088
Portland General Electric Co.	1,190	37,997
UIL Holdings Corp.	860	30,195
Unitil Corp.	211	6,752
UNS Energy Corp.	635	38,367

		438,433

Electronic Components-Misc. - 0.4%
Bel Fuse, Inc., Class B	153	3,617
Benchmark Electronics, Inc.†	821	19,827
CTS Corp.	514	8,939
GSI Group, Inc.†	462	5,327
InvenSense, Inc.†	1,082	24,897
Methode Electronics, Inc.	577	18,453
NVE Corp.†	74	4,910
OSI Systems, Inc.†	304	20,155
Plexus Corp.†	516	20,294
Rogers Corp.†	276	15,831
Sanmina Corp.†	1,253	29,182
Sparton Corp.†	154	4,257
Stoneridge, Inc.†	430	4,717
Viasystems Group, Inc.†	79	773
Vishay Precision Group, Inc.†	194	2,799

		183,978

Electronic Components-Semiconductors - 1.7%
Alpha & Omega Semiconductor, Ltd.†	329	3,010
Ambarella, Inc.†	4,618	132,121
Amkor Technology, Inc.†	1,299	11,496
Applied Micro Circuits Corp.†	1,187	9,911
Cavium, Inc.†	804	37,507
Ceva, Inc.†	319	4,539
Diodes, Inc.†	555	14,153
DSP Group, Inc.†	337	2,989
Entropic Communications, Inc.†	1,352	3,772
Fairchild Semiconductor International, Inc.†	1,901	28,933
GT Advanced Technologies, Inc.†	2,076	28,732
Inphi Corp.†	17,447	266,241
Integrated Silicon Solution, Inc.	460	6,725
International Rectifier Corp.†	1,085	26,951
Intersil Corp., Class A	1,960	25,147
IXYS Corp.	372	4,248
Kopin Corp.†	1,004	3,444
Lattice Semiconductor Corp.†	1,791	12,250
Microsemi Corp.†	1,445	34,651
Monolithic Power Systems, Inc.	588	24,249
OmniVision Technologies, Inc.†	854	19,130
Peregrine Semiconductor Corp.†	423	2,851
PLX Technology, Inc.†	619	4,017
PMC-Sierra, Inc.†	2,639	17,761
QLogic Corp.†	1,327	12,076
QuickLogic Corp.†	839	2,853
Rambus, Inc.†	1,731	19,924
Rubicon Technology, Inc.†	398	2,997
Semtech Corp.†	1,023	22,844
Silicon Image, Inc.†	1,192	5,948
Silicon Laboratories, Inc.†	661	26,923

		818,393

Electronic Design Automation - 0.1%
Mentor Graphics Corp.	1,474	29,111

Electronic Forms - 0.3%
Datawatch Corp.†	9,710	131,279

Electronic Measurement Instruments - 0.2%
Badger Meter, Inc.	220	10,978
CUI Global, Inc.†	314	1,950
ESCO Technologies, Inc.	404	13,554
FARO Technologies, Inc.†	262	13,265
Itron, Inc.†	599	21,552
Measurement Specialties, Inc.†	243	20,896
Mesa Laboratories, Inc.	42	3,212

		85,407

Electronic Security Devices - 0.0%
American Science & Engineering, Inc.	120	7,536
Taser International, Inc.†	820	9,889

		17,425

Electronics-Military - 0.0%
M/A-COM Technology Solutions Holdings, Inc.†	183	3,642

Energy-Alternate Sources - 0.2%
Amyris, Inc.†	412	1,549
Clean Energy Fuels Corp.†	1,068	10,637
Enphase Energy, Inc.†	278	2,863
FuelCell Energy, Inc.†	3,362	8,338
FutureFuel Corp.	331	5,217
Green Plains, Inc.	569	21,332
Pacific Ethanol, Inc.†	308	5,495
Pattern Energy Group, Inc.	601	18,625
Plug Power, Inc.†	2,543	13,783
Renewable Energy Group, Inc.†	526	5,891
REX American Resources Corp.†	96	8,098
Solazyme, Inc.†	1,156	11,190

		113,018

Engineering/R&D Services - 0.1%
Argan, Inc.	191	6,475
EMCOR Group, Inc.	1,024	41,912
Exponent, Inc.	199	14,145
Mistras Group, Inc.†	249	5,259
VSE Corp.	63	3,753

		71,544

Engines-Internal Combustion - 0.0%
Briggs & Stratton Corp.	711	13,033
Power Solutions International, Inc.†	68	4,153

		17,186

Enterprise Software/Service - 1.3%
Advent Software, Inc.	783	25,416
American Software, Inc., Class A	25,725	239,500
Benefitfocus, Inc.†	74	2,852
Digital River, Inc.†	497	7,102
E2open, Inc.†	353	5,712
Guidewire Software, Inc.†	1,034	41,877

ICG Group, Inc.†	626	10,592
ManTech International Corp., Class A	365	9,855
MedAssets, Inc.†	928	19,711
MicroStrategy, Inc., Class A†	138	19,752
Model N, Inc.†	293	2,883
Omnicell, Inc.†	557	15,262
OPOWER, Inc.†	118	1,888
Proofpoint, Inc.†	563	19,857
PROS Holdings, Inc.†	358	9,172
Qlik Technologies, Inc.†	1,364	36,091
Rally Software Development Corp.†	378	3,844
Sapiens International Corp. NV†	373	2,693
SciQuest, Inc.†	418	6,433
SYNNEX Corp.†	434	27,993
Tyler Technologies, Inc.†	502	45,546
Ultimate Software Group, Inc.†	431	58,146

		612,177

Entertainment Software - 0.1%
Glu Mobile, Inc.†	1,368	7,675
Take-Two Interactive Software, Inc.†	1,506	33,704

		41,379

Environmental Consulting & Engineering - 0.1%
Tetra Tech, Inc.	989	24,013

Environmental Monitoring & Detection - 0.1%
MSA Safety, Inc.	449	23,249

Female Health Care Products - 0.0%
Female Health Co.	331	1,294

Filtration/Separation Products - 0.2%
CLARCOR, Inc.	767	45,491
Polypore International, Inc.†	686	29,566

		75,057

Finance-Auto Loans - 0.0%
Consumer Portfolio Services, Inc.†	320	2,323
Credit Acceptance Corp.†	107	12,169
Nicholas Financial, Inc.	157	2,044

		16,536

Finance-Commercial - 0.0%
NewStar Financial, Inc.†	407	4,611

Finance-Consumer Loans - 0.2%
Encore Capital Group, Inc.†	391	16,610
Nelnet, Inc., Class A	317	13,070
Portfolio Recovery Associates, Inc.†	762	44,928
Regional Management Corp.†	162	2,634
Springleaf Holdings, Inc.†	374	9,791
World Acceptance Corp.†	128	10,378

		97,411

Finance-Credit Card - 0.0%
Blackhawk Network Holdings, Inc.†	801	22,700

Finance-Investment Banker/Broker - 1.4%
Cowen Group, Inc., Class A†	1,756	7,024
Diamond Hill Investment Group, Inc.	43	5,494
Evercore Partners, Inc., Class A	503	27,444
FBR & Co.†	142	3,970
FXCM, Inc., Class A	693	9,439
Gain Capital Holdings, Inc.	352	2,239
GFI Group, Inc.	1,164	5,273
Greenhill & Co., Inc.	430	19,681
INTL. FCStone, Inc.†	235	4,606
Investment Technology Group, Inc.†	548	10,023
JMP Group, Inc.	36,640	246,953
KCG Holdings, Inc.†	803	9,170
Ladenburg Thalmann Financial Services, Inc.†	78,444	245,530
Moelis & Co.†	112	3,815
Oppenheimer Holdings, Inc., Class A	155	3,537
Piper Jaffray Cos.†	248	12,797
RCS Capital Corp., Class A	63	1,299
Stifel Financial Corp.†	997	45,653
SWS Group, Inc.†	446	3,193

		667,140

Finance-Leasing Companies - 0.0%
Aircastle, Ltd.	984	17,663
Marlin Business Services Corp.	127	2,337

		20,000

Finance-Mortgage Loan/Banker - 0.1%
Arlington Asset Investment Corp., Class A	291	7,589
Ellie Mae, Inc.†	428	12,292
Federal Agricultural Mtg. Corp., Class C	159	4,635
Home Loan Servicing Solutions, Ltd.	1,081	23,133
PennyMac Financial Services, Inc., Class A†	204	3,087
Stonegate Mtg. Corp.†	218	2,806
Walter Investment Management Corp.†	573	15,803

		69,345

Finance-Other Services - 0.2%
BGC Partners, Inc., Class A	2,652	20,765
Higher One Holdings, Inc.†	517	2,161
JGWPT Holdings, Inc., Class A†	179	1,989
MarketAxess Holdings, Inc.	574	32,276
Outerwall, Inc.†	310	17,056
WageWorks, Inc.†	534	22,289

		96,536

Financial Guarantee Insurance - 0.2%
MGIC Investment Corp.†	5,152	38,073
NMI Holdings, Inc.†	769	7,682
Radian Group, Inc.	2,907	36,803

		82,558

Firearms & Ammunition - 0.1%
Smith & Wesson Holding Corp.†	836	10,325
Sturm Ruger & Co., Inc.	295	14,738

		25,063

Food-Canned - 0.1%
Seneca Foods Corp., Class A†	124	3,549
TreeHouse Foods, Inc.†	560	41,160

		44,709

Food-Confectionery - 0.0%
Tootsie Roll Industries, Inc.	286	7,530

Food-Dairy Products - 0.0%
Dean Foods Co.	1,423	21,800
Lifeway Foods, Inc.†	71	887

		22,687

Food-Flour & Grain - 0.1%
Post Holdings, Inc.†	669	30,051
Seaboard Corp.†	4	11,408

		41,459

Food-Misc./Diversified - 0.9%
Annie’s, Inc.†	259	7,558
B&G Foods, Inc.	817	22,933
Boulder Brands, Inc.†	927	10,521
Cal-Maine Foods, Inc.	236	16,803
Chiquita Brands International, Inc.†	714	6,847
Diamond Foods, Inc.†	331	8,891
Inventure Foods, Inc.†	25,273	304,540
J&J Snack Foods Corp.	227	20,450
John B. Sanfilippo & Son, Inc.	126	3,333
Lancaster Colony Corp.	282	24,633
Potbelly Corp.†	227	2,631
Senomyx, Inc.†	647	4,565
Snyder’s-Lance, Inc.	725	17,987

		451,692

Food-Retail - 0.6%
Fairway Group Holdings Corp.†	282	1,658
Fresh Market, Inc.†	652	19,514
Ingles Markets, Inc., Class A	201	4,928
Nutrisystem, Inc.	15,438	247,780
SUPERVALU, Inc.†	3,086	28,299
Village Super Market, Inc., Class A	103	2,423
Weis Markets, Inc.	168	7,167

		311,769

Food-Wholesale/Distribution - 0.2%
Calavo Growers, Inc.	205	7,071
Chefs’ Warehouse, Inc.†	274	4,814
Fresh Del Monte Produce, Inc.	550	16,467
SpartanNash Co.	574	12,031
United Natural Foods, Inc.†	755	44,258

		84,641

Footwear & Related Apparel - 0.3%
Crocs, Inc.†	1,332	21,139
Iconix Brand Group, Inc.†	697	29,434
R.G. Barry Corp.	150	2,834
Skechers U.S.A., Inc., Class A†	595	31,041
Steven Madden, Ltd.†	887	28,251
Weyco Group, Inc.	100	2,596
Wolverine World Wide, Inc.	1,544	37,457

		152,752

Forestry - 0.0%
Deltic Timber Corp.	169	10,326

Funeral Services & Related Items - 0.7%
Carriage Services, Inc.	18,494	298,308
Matthews International Corp., Class A	454	19,739

		318,047

Gambling (Non-Hotel) - 0.0%
Isle of Capri Casinos, Inc.†	330	2,610

Pinnacle Entertainment, Inc.†	907	19,773

		22,383

Gas-Distribution - 0.5%
Chesapeake Utilities Corp.	148	9,633
Laclede Group, Inc.	499	23,443
New Jersey Resources Corp.	641	32,742
Northwest Natural Gas Co.	413	17,850
ONE Gas, Inc.	791	28,476
Piedmont Natural Gas Co., Inc.	1,186	41,143
South Jersey Industries, Inc.	502	26,892
Southwest Gas Corp.	708	35,067
WGL Holdings, Inc.	790	30,794

		246,040

Gold Mining - 0.3%
Allied Nevada Gold Corp.†	1,586	4,964
Gold Resource Corp.	22,963	121,245

		126,209

Golf - 0.0%
Callaway Golf Co.	1,180	8,968

Hazardous Waste Disposal - 0.4%
Heritage-Crystal Clean, Inc.†	139	2,358
Sharps Compliance Corp.†	35,820	164,772
US Ecology, Inc.	328	14,845

		181,975

Health Care Cost Containment - 0.1%
Corvel Corp.†	169	6,807
ExamWorks Group, Inc.†	528	18,633

		25,440

Healthcare Safety Devices - 0.4%
Tandem Diabetes Care, Inc.†	15,088	188,449
Unilife Corp.†	1,565	3,944

		192,393

Heart Monitors - 0.0%
HeartWare International, Inc.†	259	21,810

Home Furnishings - 0.1%
American Woodmark Corp.†	187	5,498
Ethan Allen Interiors, Inc.	384	8,801
Flexsteel Industries, Inc.	74	2,239
Kimball International, Inc., Class B	522	8,232
La-Z-Boy, Inc.	797	16,769
Norcraft Cos., Inc.†	113	1,594
Select Comfort Corp.†	826	16,685

		59,818

Hotels/Motels - 0.1%
Belmond, Ltd.†	1,470	18,228
Intrawest Resorts Holdings, Inc.†	205	2,310
La Quinta Holdings, Inc.†	674	12,664
Marcus Corp.	274	4,842
Morgans Hotel Group Co.†	444	3,308

		41,352

Housewares - 0.0%
Libbey, Inc.†	327	8,515
Lifetime Brands, Inc.	159	2,703
NACCO Industries, Inc., Class A	74	3,529

		14,747

Human Resources - 0.7%
AMN Healthcare Services, Inc.†	708	9,275
Barrett Business Services, Inc.	109	6,222
CDI Corp.	215	2,982
Corporate Resource Services, Inc.†	267	529
Cross Country Healthcare, Inc.†	474	3,408
Edgewater Technology, Inc.†	21,086	128,835
Heidrick & Struggles International, Inc.	277	5,171
Insperity, Inc.	345	11,009
Kelly Services, Inc., Class A	416	6,631
Kforce, Inc.	416	8,274
Korn/Ferry International†	757	22,271
Monster Worldwide, Inc.†	1,385	9,002
On Assignment, Inc.†	827	22,337
Paylocity Holding Corp.†	127	2,488
Resources Connection, Inc.	590	8,909
Team Health Holdings, Inc.†	1,069	60,452
TriNet Group, Inc.†	239	5,593
TrueBlue, Inc.†	629	16,977

		330,365

Identification Systems - 0.1%
Brady Corp., Class A	730	19,090
Checkpoint Systems, Inc.†	634	7,760

		26,850

Independent Power Producers - 0.1%
Dynegy, Inc.†	1,527	40,542
NRG Yield, Inc.	306	15,989
Ormat Technologies, Inc.	270	6,963

		63,494

Industrial Audio & Video Products - 0.0%
Turtle Beach Corp.†	107	866

Industrial Automated/Robotic - 0.1%
Cognex Corp.†	1,322	54,175
Hurco Cos., Inc.	99	3,179

		57,354

Instruments-Controls - 0.2%
Control4 Corp.†	174	2,925
Watts Water Technologies, Inc., Class A	434	25,372
Woodward, Inc.	1,009	50,409

		78,706

Instruments-Scientific - 0.1%
FEI Co.	643	49,254
Fluidigm Corp.†	427	12,225

		61,479

Insurance Brokers - 0.0%
Crawford & Co., Class B	426	3,919
eHealth, Inc.†	290	6,003

		9,922

Insurance-Life/Health - 0.4%
American Equity Investment Life Holding Co.	1,131	25,040
CNO Financial Group, Inc.	3,316	53,653
FBL Financial Group, Inc., Class A	147	6,289
Fidelity & Guaranty Life	171	3,695
Independence Holding Co.	117	1,464
Kansas City Life Insurance Co.	58	2,533
National Western Life Insurance Co., Class A	34	8,194
Phoenix Cos., Inc.†	87	4,821
Primerica, Inc.	831	38,292
Symetra Financial Corp.	1,147	26,151

		170,132

Insurance-Multi-line - 0.1%
Citizens, Inc.†	669	4,509
Horace Mann Educators Corp.	620	17,763
Kemper Corp.	707	24,469
United Fire Group, Inc.	314	8,874

		55,615

Insurance-Property/Casualty - 1.5%
Ambac Financial Group, Inc.†	685	15,522
AMERISAFE, Inc.	284	10,394
AmTrust Financial Services, Inc.	457	19,486
Atlas Financial Holdings, Inc.†	175	2,496
Baldwin & Lyons, Inc., Class B	141	3,483
Donegal Group, Inc., Class A	124	1,870
EMC Insurance Group, Inc.	77	2,266
Employers Holdings, Inc.	478	10,181
Enstar Group, Ltd.†	130	17,940
Federated National Holding Co.	172	3,469
First American Financial Corp.	1,626	44,130
Global Indemnity PLC†	124	3,091
Hallmark Financial Services, Inc.†	216	1,938
HCI Group, Inc.	6,117	244,068
Heritage Insurance Holdings, Inc.†	105	1,484
Hilltop Holdings, Inc.†	1,031	21,136
Infinity Property & Casualty Corp.	175	11,333
Meadowbrook Insurance Group, Inc.	762	4,595
National General Holdings Corp.	540	9,401
National Interstate Corp.	108	2,926
Navigators Group, Inc.†	159	9,667
OneBeacon Insurance Group, Ltd., Class A	345	5,106
RLI Corp.	654	27,952
Safety Insurance Group, Inc.	197	9,852
Selective Insurance Group, Inc.	856	19,080
State Auto Financial Corp.	231	4,876
Stewart Information Services Corp.	327	9,637
Third Point Reinsurance, Ltd.†	864	12,580
United Insurance Holdings Corp.	13,513	196,209
Universal Insurance Holdings, Inc.	474	5,716

		731,884

Insurance-Reinsurance - 0.2%
Argo Group International Holdings, Ltd.	398	19,825
Essent Group, Ltd.†	634	11,545
Greenlight Capital Re, Ltd., Class A†	431	13,947
Maiden Holdings, Ltd.	761	8,736
Montpelier Re Holdings, Ltd.	596	17,600
Platinum Underwriters Holdings, Ltd.	410	24,026

		95,679

Internet Application Software - 0.8%
Bazaarvoice, Inc.†	761	5,639
Brightcove, Inc.†	488	2,904
eGain Corp.†	13,170	83,893
Intralinks Holdings, Inc.†	598	4,796
Lionbridge Technologies, Inc.†	43,274	247,960
RealNetworks, Inc.†	349	2,624
Textura Corp.†	284	7,092
VirnetX Holding Corp.†	647	9,045
Zendesk, Inc.†	173	3,008

		366,961

Internet Connectivity Services - 0.6%
Boingo Wireless, Inc.†	353	2,157
Cogent Communications Holdings, Inc.	709	24,609
Internap Network Services Corp.†	827	5,963
PC-Tel, Inc.	34,230	258,094

		290,823

Internet Content-Entertainment - 0.1%
Global Eagle Entertainment, Inc.†	580	5,916
Limelight Networks, Inc.†	917	2,357
Shutterstock, Inc.†	232	18,082

		26,355

Internet Content-Information/News - 0.8%
Bankrate, Inc.†	1,020	17,197
Dice Holdings, Inc.†	590	5,404
HealthStream, Inc.†	322	8,037
Reis, Inc.	14,168	306,170
Travelzoo, Inc.†	112	1,931
WebMD Health Corp.†	590	29,400
XO Group, Inc.†	410	4,580

		372,719

Internet Incubators - 0.0%
ModusLink Global Solutions, Inc.†	563	2,100
Safeguard Scientifics, Inc.†	314	6,233

		8,333

Internet Infrastructure Software - 0.0%
TeleCommunication Systems, Inc., Class A†	733	2,309
Unwired Planet, Inc.†	1,491	2,982

		5,291

Internet Security - 0.5%
VASCO Data Security International, Inc.†	448	6,079
Zix Corp.†	72,512	251,617

		257,696

Internet Telephone - 0.0%
BroadSoft, Inc.†	435	10,614
magicJack VocalTec, Ltd.†	271	3,867
RingCentral, Inc.†	427	6,375

		20,856

Investment Companies - 0.0%
Acacia Research Corp.	762	13,000
Caesars Acquisition Co., Class A†	696	8,004

		21,004

Investment Management/Advisor Services - 1.3%
Altisource Asset Management Corp.†	21	12,873
Altisource Portfolio Solutions SA†	222	24,060
Calamos Asset Management, Inc., Class A	260	3,084
CIFC Corp.	91	777
Cohen & Steers, Inc.	295	12,246
Financial Engines, Inc.	783	30,498
GAMCO Investors, Inc., Class A	98	7,510
Janus Capital Group, Inc.	2,276	25,924
Manning & Napier, Inc.	208	3,567
Pzena Investment Management, Inc., Class A	25,223	262,571
Silvercrest Asset Management Group, Inc., Class A	13,516	217,878
Virtus Investment Partners, Inc.	108	22,145
Westwood Holdings Group, Inc.	111	5,973
WisdomTree Investments, Inc.†	1,638	16,806

		645,912

Lasers-System/Components - 0.1%
Applied Optoelectronics, Inc.†	225	4,050
Coherent, Inc.†	380	22,386
Electro Scientific Industries, Inc.	372	2,225
II-VI, Inc.†	800	10,976
Newport Corp.†	607	10,507
Rofin-Sinar Technologies, Inc.†	427	9,321

		59,465

Leisure Products - 0.1%
Brunswick Corp.	1,411	56,906
Escalade, Inc.	151	2,401
Johnson Outdoors, Inc., Class A	76	1,752
Marine Products Corp.	161	1,367

		62,426

Lighting Products & Systems - 0.0%
Revolution Lighting Technologies, Inc.†	498	1,056
Universal Display Corp.†	617	18,917

		19,973

Linen Supply & Related Items - 0.1%
G&K Services, Inc., Class A	304	14,620
UniFirst Corp.	225	21,872

		36,492

Machinery-Construction & Mining - 0.1%
Astec Industries, Inc.	287	11,156
Hyster-Yale Materials Handling, Inc.	156	12,495

		23,651

Machinery-Electrical - 0.1%
Franklin Electric Co., Inc.	726	26,608

Machinery-Farming - 0.0%
Alamo Group, Inc.	109	5,181
Lindsay Corp.	196	15,866

		21,047

Machinery-General Industrial - 0.7%
Albany International Corp., Class A	428	15,339
Altra Industrial Motion Corp.	412	12,916
Applied Industrial Technologies, Inc.	636	30,821
Chart Industries, Inc.†	464	35,287
DXP Enterprises, Inc.†	197	13,993
Intevac, Inc.†	364	2,308
Kadant, Inc.	170	6,484
Manitex International, Inc.†	210	2,902
Tennant Co.	280	20,426
Twin Disc, Inc.	7,749	223,481

		363,957

Machinery-Material Handling - 0.0%
Columbus McKinnon Corp.	302	7,021

Machinery-Print Trade - 0.0%
ExOne Co.†	151	4,939

Machinery-Pumps - 0.5%
Gorman-Rupp Co.	7,797	225,957

Machinery-Thermal Process - 0.0%
Global Power Equipment Group, Inc.	260	4,282

Marine Services - 0.0%
Great Lakes Dredge & Dock Corp.†	910	6,570

Medical Imaging Systems - 0.0%
Analogic Corp.	189	13,591
Merge Healthcare, Inc.†	1,076	2,647

		16,238

Medical Information Systems - 0.1%
Computer Programs & Systems, Inc.	170	11,190
Everyday Health, Inc.†	115	1,911
Medidata Solutions, Inc.†	823	36,903
Quality Systems, Inc.	758	11,757

		61,761

Medical Instruments - 1.7%
Abaxis, Inc.	342	16,214
AngioDynamics, Inc.†	18,006	262,888
AtriCure, Inc.†	417	6,868
Cardiovascular Systems, Inc.†	421	11,367
CONMED Corp.	414	16,146
CryoLife, Inc.	427	4,206
DexCom, Inc.†	1,140	42,955
Endologix, Inc.†	974	13,782
Genomic Health, Inc.†	254	6,472
Integra LifeSciences Holdings Corp.†	380	18,020
Natus Medical, Inc.†	489	14,069
Navidea Biopharmaceuticals, Inc.†	2,294	3,051
NuVasive, Inc.†	709	26,502
Spectranetics Corp.†	633	16,236
SurModics, Inc.†	207	3,931
Symmetry Medical, Inc.†	571	5,031
Thoratec Corp.†	865	28,112
TransEnterix, Inc.†	436	1,731
Vascular Solutions, Inc.†	12,261	302,479
Volcano Corp.†	780	12,878

		812,938

Medical Labs & Testing Services - 0.5%
Bio-Reference Laboratories, Inc.†	374	11,740
NeoStem, Inc.†	360	2,221

Psychemedics Corp.	16,220	227,567

		241,528

Medical Laser Systems - 0.0%
Cynosure, Inc., Class A†	340	7,732
PhotoMedex, Inc.†	198	2,136

		9,868

Medical Products - 1.1%
ABIOMED, Inc.†	608	15,565
Accuray, Inc.†	1,168	9,192
Atrion Corp.	23	6,463
Cantel Medical Corp.	514	17,234
Cerus Corp.†	1,104	3,886
Chindex International, Inc.†	212	4,963
Cyberonics, Inc.†	408	24,264
Exactech, Inc.†	10,529	239,430
Globus Medical, Inc., Class A†	1,001	22,322
Greatbatch, Inc.†	379	18,764
Haemonetics Corp.†	792	28,172
Hanger, Inc.†	536	16,964
Invacare Corp.	489	7,320
K2M Group Holdings, Inc.†	134	2,274
LDR Holding Corp.†	253	5,796
Luminex Corp.†	571	10,392
MiMedx Group, Inc.†	1,417	9,792
NanoString Technologies, Inc.†	153	1,844
NxStage Medical, Inc.†	935	12,482
Orthofix International NV†	281	9,290
Rockwell Medical, Inc.†	620	6,262
Tornier NV†	541	11,215
TriVascular Technologies, Inc.†	113	1,554
West Pharmaceutical Services, Inc.	1,076	43,847
Wright Medical Group, Inc.†	760	23,423
Zeltiq Aesthetics, Inc.†	442	8,946

		561,656

Medical Sterilization Products - 0.1%
STERIS Corp.	899	45,741

Medical-Biomedical/Gene - 5.1%
Acceleron Pharma, Inc.†	250	7,405
Achillion Pharmaceuticals, Inc.†	1,473	10,090
Acorda Therapeutics, Inc.†	634	18,557
Aegerion Pharmaceuticals, Inc.†	449	15,091
Agenus, Inc.†	947	3,125
Alder Biopharmaceuticals, Inc.†	122	2,061
AMAG Pharmaceuticals, Inc.†	334	6,376
ANI Pharmaceuticals, Inc.†	105	2,690
Applied Genetic Technologies Corp.†	74	1,184
Arena Pharmaceuticals, Inc.†	3,343	15,478
ARIAD Pharmaceuticals, Inc.†	2,509	14,452
BioCryst Pharmaceuticals, Inc.†	1,067	13,359
BioTime, Inc.†	792	2,012
Bluebird Bio, Inc.†	290	9,686
Cambrex Corp.†	16,886	355,788
Celldex Therapeutics, Inc.†	1,360	17,802
Cellular Dynamics International, Inc.†	148	1,700
CTI BioPharma Corp.†	2,042	5,289

Cytokinetics, Inc.†	527	2,229
CytRx Corp.†	849	2,768
Dendreon Corp.†	2,435	5,040
Dynavax Technologies Corp.†	147,561	218,390
Eleven Biotherapeutics, Inc.†	70	768
Emergent Biosolutions, Inc.†	445	9,790
Endocyte, Inc.†	564	3,742
Enzo Biochem, Inc.†	520	2,496
Epizyme, Inc.†	195	6,107
Exact Sciences Corp.†	1,260	19,669
Exelixis, Inc.†	2,963	11,970
Five Prime Therapeutics, Inc.†	262	3,144
Foundation Medicine, Inc.†	213	4,797
Galena Biopharma, Inc.†	1,796	5,101
Genocea Biosciences, Inc.†	59	1,027
Geron Corp.†	2,389	5,745
Halozyme Therapeutics, Inc.†	1,574	15,331
Harvard Bioscience, Inc.†	50,280	232,294
Idenix Pharmaceuticals, Inc.†	1,789	43,687
Idera Pharmaceuticals, Inc.†	916	2,317
ImmunoGen, Inc.†	1,306	14,079
Immunomedics, Inc.†	1,259	4,079
Inovio Pharmaceuticals, Inc.†	916	9,252
Insmed, Inc.†	598	10,220
InterMune, Inc.†	1,505	66,024
Intrexon Corp.†	542	11,973
Isis Pharmaceuticals, Inc.†	1,790	55,472
Karyopharm Therapeutics, Inc.†	188	6,522
KYTHERA Biopharmaceuticals, Inc.†	3,895	130,794
Lexicon Pharmaceuticals, Inc.†	3,478	5,113
Ligand Pharmaceuticals, Inc.†	315	15,488
MacroGenics, Inc.†	304	6,171
Medicines Co.†	990	23,136
Merrimack Pharmaceuticals, Inc.†	1,494	8,829
Momenta Pharmaceuticals, Inc.†	731	7,778
NeoGenomics, Inc.†	34,720	179,850
Neuralstem, Inc.†	1,046	2,992
NewLink Genetics Corp.†	301	6,375
Novavax, Inc.†	56,835	246,095
NPS Pharmaceuticals, Inc.†	1,618	45,207
Omeros Corp.†	516	7,023
OncoMed Pharmaceuticals, Inc.†	192	4,145
Oncothyreon, Inc.†	1,077	2,940
Organovo Holdings, Inc.†	951	7,199
OvaScience, Inc.†	235	2,305
Pacific Biosciences of California, Inc.†	875	3,999
PDL BioPharma, Inc.	2,444	22,925
Peregrine Pharmaceuticals, Inc.†	2,686	4,056
Prothena Corp. PLC†	333	5,781
PTC Therapeutics, Inc.†	338	8,930
Puma Biotechnology, Inc.†	353	78,267
Regado Biosciences, Inc.†	235	700
Repligen Corp.†	12,948	271,520
Retrophin, Inc.†	324	3,441
Rigel Pharmaceuticals, Inc.†	1,332	4,356
RTI Surgical, Inc.†	862	3,939
Sangamo BioSciences, Inc.†	1,034	12,284
Sequenom, Inc.†	1,772	6,645
Spectrum Pharmaceuticals, Inc.†	998	7,026
Stemline Therapeutics, Inc.†	176	2,255
Sunesis Pharmaceuticals, Inc.†	753	4,955
Synageva BioPharma Corp.	326	22,302
Theravance Biopharma, Inc.†	358	10,035
Theravance, Inc.†	1,253	27,190
Ultragenyx Pharmaceutical, Inc.†	101	4,414
Veracyte, Inc.†	99	1,416
Verastem, Inc.†	319	2,357
Versartis, Inc.†	105	2,142
XOMA Corp.†	1,276	4,951
ZIOPHARM Oncology, Inc.†	1,236	3,869

		2,497,373

Medical-Drugs - 2.6%
ACADIA Pharmaceuticals, Inc.†	1,199	24,304
AcelRx Pharmaceuticals, Inc.†	377	2,624
Achaogen, Inc.†	105	1,135
Adamas Pharmaceuticals, Inc.†	44	700
Aerie Pharmaceuticals, Inc.†	160	2,837
Akorn, Inc.†	949	32,200
Alimera Sciences, Inc.†	399	2,306
Ampio Pharmaceuticals, Inc.†	623	3,757
Anacor Pharmaceuticals, Inc.†	501	8,342
Array BioPharma, Inc.†	1,918	7,672
Auspex Pharmaceuticals, Inc.†	123	2,240
Auxilium Pharmaceuticals, Inc.†	765	15,315
BioSpecifics Technologies Corp.†	55	1,438
Cempra, Inc.†	348	3,202
ChemoCentryx, Inc.†	416	2,288
Chimerix, Inc.†	410	9,315
Clovis Oncology, Inc.†	376	13,705
Corcept Therapeutics, Inc.†	812	1,941
Cytori Therapeutics, Inc.†	1,027	2,105
Dicerna Pharmaceuticals, Inc.†	54	811
Durata Therapeutics, Inc.†	236	3,035
Enanta Pharmaceuticals, Inc.†	7,107	267,294
Furiex Pharmaceuticals CVR†(1)(3)	108	1,053
Galectin Therapeutics, Inc.†	274	1,682
Infinity Pharmaceuticals, Inc.†	739	6,717
Insys Therapeutics, Inc.†	152	4,109
Intra-Cellular Therapies, Inc.†	260	3,767
Ironwood Pharmaceuticals, Inc.†	1,819	26,921
Keryx Biopharmaceuticals, Inc.†	1,392	20,950
Lannett Co., Inc.†	391	13,141
NanoViricides, Inc.†	610	2,477
Ohr Pharmaceutical, Inc.†	320	2,880
Ophthotech Corp.†	211	8,242
OPKO Health, Inc.†	2,999	26,451
Orexigen Therapeutics, Inc.†	20,791	103,747
Pacira Pharmaceuticals, Inc.†	543	49,956
Pain Therapeutics, Inc.†	579	2,438
Pernix Therapeutics Holdings, Inc.†	506	3,800
PharMerica Corp.†	456	12,307
Pozen, Inc.	416	3,012
Prestige Brands Holdings, Inc.†	789	24,301
Progenics Pharmaceuticals, Inc.†	1,059	5,062
Raptor Pharmaceutical Corp.†	953	8,205
Receptos, Inc.†	235	9,731

Regulus Therapeutics, Inc.†	209	1,336
Relypsa, Inc.†	257	5,811
Repros Therapeutics, Inc.†	352	4,935
Sagent Pharmaceuticals, Inc.†	333	8,485
Sciclone Pharmaceuticals, Inc.†	48,364	233,114
Sucampo Pharmaceuticals, Inc., Class A†	34,250	202,075
Supernus Pharmaceuticals, Inc.†	446	3,862
Synergy Pharmaceuticals, Inc.†	1,426	5,205
Synta Pharmaceuticals Corp.†	882	3,484
TESARO, Inc.†	293	8,427
Tetraphase Pharmaceuticals, Inc.†	336	3,528
TG Therapeutics, Inc.†	357	2,824
TherapeuticsMD, Inc.†	1,531	7,104
Vanda Pharmaceuticals, Inc.†	516	7,585
VIVUS, Inc.†	1,368	6,594
XenoPort, Inc.†	881	3,779
Zogenix, Inc.†	1,870	2,468

		1,260,131

Medical-Generic Drugs - 0.1%
Impax Laboratories, Inc.†	1,066	24,934

Medical-HMO - 0.2%
Magellan Health, Inc.†	419	24,134
Molina Healthcare, Inc.†	460	18,791
Triple-S Management Corp., Class B†	379	6,549
Universal American Corp.†	643	5,106
WellCare Health Plans, Inc.†	668	41,670

		96,250

Medical-Hospitals - 0.1%
Acadia Healthcare Co., Inc.†	553	26,356
Select Medical Holdings Corp.	1,198	18,617

		44,973

Medical-Nursing Homes - 0.1%
Ensign Group, Inc.	304	10,011
Kindred Healthcare, Inc.	834	19,932
National Healthcare Corp.	157	8,629
Skilled Healthcare Group, Inc., Class A†	356	2,118

		40,690

Medical-Outpatient/Home Medical - 0.7%
Addus HomeCare Corp.†	10,946	242,345
Air Methods Corp.†	596	29,949
Almost Family, Inc.†	127	2,977
Amedisys, Inc.†	416	8,395
Amsurg Corp.†	495	23,641
Gentiva Health Services, Inc.†	479	8,670
LHC Group, Inc.†	188	4,414

		320,391

Metal Processors & Fabrication - 0.9%
Ampco-Pittsburgh Corp.	126	2,541
CIRCOR International, Inc.	269	19,333
Dynamic Materials Corp.	212	4,342
Global Brass & Copper Holdings, Inc.	325	4,933
Haynes International, Inc.	189	9,412
LB Foster Co., Class A	157	7,324
Mueller Industries, Inc.	863	24,017
NN, Inc.	270	7,830
RBC Bearings, Inc.	354	19,640
Rexnord Corp.†	1,144	30,785
RTI International Metals, Inc.†	467	11,610
Sun Hydraulics Corp.	6,889	251,311
Worthington Industries, Inc.	783	29,950

		423,028

Metal Products-Distribution - 0.0%
A.M. Castle & Co.†	286	2,368
Olympic Steel, Inc.	139	3,048

		5,416

Metal-Aluminum - 0.1%
Century Aluminum Co.†	783	14,720
Kaiser Aluminum Corp.	274	21,158
Noranda Aluminum Holding Corp.	675	2,984

		38,862

Metal-Diversified - 0.0%
Molycorp, Inc.†	2,771	5,791

Miscellaneous Manufacturing - 0.2%
American Railcar Industries, Inc.	144	9,852
FreightCar America, Inc.	183	3,949
Hillenbrand, Inc.	956	28,728
John Bean Technologies Corp.	443	11,540
TriMas Corp.†	688	21,796

		75,865

Motion Pictures & Services - 0.0%
Eros International PLC†	298	4,372

MRI/Medical Diagnostic Imaging - 0.0%
Alliance HealthCare Services, Inc.†	76	2,170
RadNet, Inc.†	498	2,545
Surgical Care Affiliates, Inc.†	191	5,611

		10,326

Multimedia - 0.1%
Demand Media, Inc.†	664	3,606
Entravision Communications Corp., Class A	880	4,919
EW Scripps Co., Class A†	475	10,298
Journal Communications, Inc., Class A†	682	7,420
Martha Stewart Living Omnimedia, Inc., Class A†	455	2,052
Media General, Inc.†	828	16,693
Meredith Corp.	547	25,118

		70,106

Networking Products - 0.3%
Anixter International, Inc.	413	35,506
Black Box Corp.	237	4,906
Calix, Inc.†	631	5,862
Cyan, Inc.†	418	1,609
Extreme Networks, Inc.†	1,469	6,904
Gigamon, Inc.†	368	4,247
Infinera Corp.†	1,864	17,149
Ixia†	876	9,373
LogMeIn, Inc.†	370	15,063
NETGEAR, Inc.†	556	17,408

Parkervision, Inc.†	1,472	1,840
Polycom, Inc.†	2,103	26,960
Procera Networks, Inc.†	314	3,143

		149,970

Non-Ferrous Metals - 0.1%
Globe Specialty Metals, Inc.	972	18,497
Horsehead Holding Corp.†	772	14,460
Materion Corp.	313	10,113

		43,070

Non-Hazardous Waste Disposal - 0.0%
Casella Waste Systems, Inc., Class A†	594	2,804
Quest Resource Holding Corp.†	194	811

		3,615

Office Automation & Equipment - 0.0%
Eastman Kodak Co.†	269	6,359

Office Furnishings-Original - 0.2%
Herman Miller, Inc.	902	26,375
HNI Corp.	686	24,243
Interface, Inc.	1,012	16,040
Knoll, Inc.	737	12,389
Steelcase, Inc., Class A	1,258	18,996

		98,043

Office Supplies & Forms - 0.0%
ACCO Brands Corp.†	1,737	11,499

Oil & Gas Drilling - 0.1%
Hercules Offshore, Inc.†	2,445	8,631
North Atlantic Drilling, Ltd.	1,088	10,608
Parker Drilling Co.†	1,844	11,396
Parsley Energy, Inc., Class A†	761	17,176
Vantage Drilling Co.†	3,128	5,849

		53,660

Oil Companies-Exploration & Production - 3.3%
Abraxas Petroleum Corp.†	43,983	224,313
American Eagle Energy Corp.†	463	2,977
Apco Oil and Gas International, Inc.†	139	1,920
Approach Resources, Inc.†	599	12,603
Bill Barrett Corp.†	756	18,152
Bonanza Creek Energy, Inc.†	499	27,974
BPZ Resources, Inc.†	1,805	4,729
Callon Petroleum Co.†	616	6,086
Carrizo Oil & Gas, Inc.†	692	42,496
Clayton Williams Energy, Inc.†	90	9,577
Comstock Resources, Inc.	728	17,224
Contango Oil & Gas Co.†	265	10,661
Diamondback Energy, Inc.†	580	47,693
Emerald Oil, Inc.†	867	6,364
Energy XXI Bermuda, Ltd.	1,427	28,483
Evolution Petroleum Corp.	299	3,172
EXCO Resources, Inc.	2,311	10,654
Forest Oil Corp.†	1,812	3,696
FX Energy, Inc.†	821	2,537
Gastar Exploration, Inc.†	837	5,541
Goodrich Petroleum Corp.†	530	10,208
Halcon Resources Corp.†	3,969	23,616
Harvest Natural Resources, Inc.†	641	2,769
Isramco, Inc.†	14	1,756
Jones Energy, Inc., Class A†	13,800	259,716
Kodiak Oil & Gas Corp.†	4,056	63,030
Magnum Hunter Resources Corp.†	3,025	19,451
Matador Resources Co.†	1,116	30,177
Midstates Petroleum Co., Inc.†	566	3,611
Miller Energy Resources, Inc.†	457	2,235
Northern Oil and Gas, Inc.†	929	14,948
Panhandle Oil and Gas, Inc., Class A	106	6,828
PDC Energy, Inc.†	545	29,572
Penn Virginia Corp.†	998	12,994
PetroQuest Energy, Inc.†	890	5,705
Quicksilver Resources, Inc.†	1,911	3,593
Resolute Energy Corp.†	1,186	9,061
Rex Energy Corp.†	732	10,094
Rosetta Resources, Inc.†	935	47,750
RSP Permian, Inc.†	333	9,840
Sanchez Energy Corp.†	695	22,045
Stone Energy Corp.†	855	32,533
Swift Energy Co.†	667	7,370
Synergy Resources Corp.†	19,973	210,116
TransAtlantic Petroleum, Ltd.†	345	3,602
Triangle Petroleum Corp.†	1,151	12,431
VAALCO Energy, Inc.†	35,998	248,386
W&T Offshore, Inc.	532	7,134
Warren Resources, Inc.†	1,121	6,603

		1,604,026

Oil Field Machinery & Equipment - 0.2%
Flotek Industries, Inc.†	819	23,628
Forum Energy Technologies, Inc.†	907	30,194
Gulf Island Fabrication, Inc.	221	4,310
Mitcham Industries, Inc.†	193	2,503
Natural Gas Services Group, Inc.†	190	5,928
Profire Energy, Inc.†	203	680
Thermon Group Holdings, Inc.†	486	11,849

		79,092

Oil Refining & Marketing - 0.2%
Adams Resources & Energy, Inc.	32	2,091
Alon USA Energy, Inc.	399	5,127
Delek US Holdings, Inc.	903	26,386
Trecora Resources†	299	3,594
Vertex Energy, Inc.†	180	1,480
Western Refining, Inc.	810	33,177

		71,855

Oil-Field Services - 1.1%
Basic Energy Services, Inc.†	484	11,611
C&J Energy Services, Inc.†	701	21,002
CARBO Ceramics, Inc.	300	37,362
Exterran Holdings, Inc.	891	37,645
Glori Energy, Inc.†	185	1,498
Gulfmark Offshore, Inc., Class A	410	15,691
Helix Energy Solutions Group, Inc.†	1,606	40,841
Hornbeck Offshore Services, Inc.†	552	24,122
Key Energy Services, Inc.†	1,999	12,274
Matrix Service Co.†	8,502	228,279
McDermott International, Inc.†	3,615	26,389
Newpark Resources, Inc.†	1,291	15,789

Pioneer Energy Services Corp.†	955	14,048
SEACOR Holdings, Inc.†	314	23,851
Tesco Corp.	528	10,307
TETRA Technologies, Inc.†	1,201	13,223
Willbros Group, Inc.†	609	7,058

		540,990

Optical Recognition Equipment - 0.0%
Digimarc Corp.	99	2,511

Optical Supplies - 0.0%
STAAR Surgical Co.†	584	7,516

Paper & Related Products - 1.4%
Clearwater Paper Corp.†	311	21,024
KapStone Paper and Packaging Corp.†	1,287	38,275
Neenah Paper, Inc.	6,522	323,622
Orchids Paper Products Co.	8,973	236,887
P.H. Glatfelter Co.	656	15,613
Resolute Forest Products, Inc.†	993	15,282
Schweitzer-Mauduit International, Inc.	464	18,945
Wausau Paper Corp.	642	6,465
Xerium Technologies, Inc.†	166	2,158

		678,271

Patient Monitoring Equipment - 0.1%
Insulet Corp.†	843	29,791
Masimo Corp.†	736	17,723

		47,514

Pharmacy Services - 0.0%
BioScrip, Inc.†	1,041	7,797
Liberator Medical Holdings, Inc.	479	1,490

		9,287

Physical Therapy/Rehabilitation Centers - 0.7%
HealthSouth Corp.	1,341	51,401
U.S. Physical Therapy, Inc.	8,276	289,163

		340,564

Physicians Practice Management - 0.0%
Healthways, Inc.†	478	8,265
IPC The Hospitalist Co., Inc.†	261	12,836

		21,101

Pipelines - 0.1%
Primoris Services Corp.	578	13,803
SemGroup Corp., Class A	649	50,025

		63,828

Platinum - 0.1%
Stillwater Mining Co.†	1,823	32,632

Pollution Control - 0.3%
Advanced Emissions Solutions, Inc.†	331	7,080
CECO Environmental Corp.	9,100	123,578

		130,658

Poultry - 0.1%
Sanderson Farms, Inc.	351	31,973

Power Converter/Supply Equipment - 0.2%
Advanced Energy Industries, Inc.†	626	10,529
Capstone Turbine Corp.†	5,005	6,957
Generac Holdings, Inc.†	1,048	45,483
Powell Industries, Inc.	141	8,236
PowerSecure International, Inc.†	340	3,342
Vicor Corp.†	250	1,970

		76,517

Precious Metals - 0.0%
Coeur Mining, Inc.†	1,576	12,293

Printing-Commercial - 1.0%
ARC Document Solutions, Inc.†	23,264	126,789
Cenveo, Inc.†	81,163	273,519
Deluxe Corp.	762	41,918
Ennis, Inc.	398	5,644
Multi-Color Corp.	189	7,441
Quad/Graphics, Inc.	421	8,891
VistaPrint NV†	507	24,975

		489,177

Protection/Safety - 0.0%
Landauer, Inc.	145	6,257

Publishing-Books - 0.1%
Houghton Mifflin Harcourt Co.†	1,659	29,049
Scholastic Corp.	404	14,310

		43,359

Publishing-Newspapers - 0.1%
AH Belo Corp., Class A	286	3,017
Daily Journal Corp.†	16	2,698
Lee Enterprises, Inc.†	816	3,101
McClatchy Co., Class A†	930	4,492
New York Times Co., Class A	2,106	26,304

		39,612

Publishing-Periodicals - 0.1%
Dex Media, Inc.†	226	2,890
Time, Inc.†	1,678	40,440

		43,330

Racetracks - 0.1%
Churchill Downs, Inc.	204	17,646
Empire Resorts, Inc.†	230	1,111
International Speedway Corp., Class A	424	12,856
Penn National Gaming, Inc.†	1,196	12,534
Speedway Motorsports, Inc.	177	3,087

		47,234

Radio - 0.0%
Cumulus Media, Inc., Class A†	2,063	10,687
Entercom Communications Corp., Class A†	376	3,553
Radio One, Inc., Class D†	352	1,538
Saga Communications, Inc., Class A	55	1,980
Salem Communications Corp., Class A	166	1,446

		19,204

Real Estate Investment Trusts - 4.4%
Acadia Realty Trust	873	24,645
AG Mtg. Investment Trust, Inc.	432	7,923
Agree Realty Corp.	228	6,676
Alexander’s, Inc.	32	11,616
Altisource Residential Corp.	869	20,152

American Assets Trust, Inc.	546	18,722
American Capital Mortgage Investment Corp.	778	15,505
American Realty Capital Healthcare Trust, Inc.	2,577	27,497
American Residential Properties, Inc.†	490	8,879
AmREIT, Inc.	299	6,919
Anworth Mtg. Asset Corp.	1,947	9,891
Apollo Commercial Real Estate Finance, Inc.	702	11,632
Apollo Residential Mortgage, Inc.	488	7,954
Ares Commercial Real Estate Corp.	435	5,316
Armada Hoffler Properties, Inc.	293	2,754
ARMOUR Residential REIT, Inc.	5,435	22,881
Ashford Hospitality Prime, Inc.	386	6,427
Ashford Hospitality Trust, Inc.	1,066	12,270
Associated Estates Realty Corp.	876	15,479
Aviv REIT, Inc.	299	8,507
Campus Crest Communities, Inc.	985	7,880
Capstead Mtg. Corp.	1,458	18,721
CareTrust REIT, Inc.†	304	5,186
CatchMark Timber Trust, Inc., Class A	184	2,208
Cedar Realty Trust, Inc.	1,206	7,598
Chambers Street Properties	3,607	28,062
Chatham Lodging Trust	402	8,510
Chesapeake Lodging Trust	762	22,616
Colony Financial, Inc.	1,406	31,143
CorEnergy Infrastructure Trust, Inc.	482	3,841
CoreSite Realty Corp.	320	10,451
Cousins Properties, Inc.	3,020	37,388
CubeSmart	2,196	39,989
CyrusOne, Inc.	294	7,306
CYS Investments, Inc.	2,466	21,898
DCT Industrial Trust, Inc.	5,008	39,213
DiamondRock Hospitality Co.	2,978	36,510
DuPont Fabros Technology, Inc.	971	26,615
Dynex Capital, Inc.	833	6,914
EastGroup Properties, Inc.	476	29,683
Education Realty Trust, Inc.	1,751	18,491
Empire State Realty Trust, Inc., Class A	1,395	22,655
EPR Properties	813	43,821
Equity One, Inc.	935	21,711
Excel Trust, Inc.	737	9,544
FelCor Lodging Trust, Inc.	1,890	19,788
First Industrial Realty Trust, Inc.	1,676	30,252
First Potomac Realty Trust	894	11,792
Franklin Street Properties Corp.	1,369	16,620
Geo Group, Inc.	1,105	38,023
Getty Realty Corp.	389	7,146
Gladstone Commercial Corp.	245	4,275
Glimcher Realty Trust	2,208	23,714
Government Properties Income Trust	833	19,451
Gramercy Property Trust, Inc.	1,790	10,579
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	331	4,538
Hatteras Financial Corp.	1,469	28,131
Healthcare Realty Trust, Inc.	1,462	36,111
Hersha Hospitality Trust	3,054	20,187
Highwoods Properties, Inc.	1,372	57,720
Hudson Pacific Properties, Inc.	836	21,402
Inland Real Estate Corp.	1,329	13,742
Invesco Mtg. Capital, Inc.	1,873	31,803
Investors Real Estate Trust	1,622	13,819
iStar Financial, Inc.†	1,292	18,579
Kite Realty Group Trust	2,002	12,212
LaSalle Hotel Properties	1,584	55,107
Lexington Realty Trust	3,130	34,242
LTC Properties, Inc.	530	20,315
Mack-Cali Realty Corp.	1,349	28,464
Medical Properties Trust, Inc.	2,625	35,332
Monmouth Real Estate Investment Corp.	851	8,748
National Health Investors, Inc.	503	30,074
New Residential Investment Corp.	4,291	25,660
New York Mortgage Trust, Inc.	1,380	10,419
New York REIT, Inc.	2,681	27,990
One Liberty Properties, Inc.	187	3,875
Owens Realty Mortgage, Inc.	164	2,626
Parkway Properties, Inc.	1,083	22,451
Pebblebrook Hotel Trust	972	35,381
Pennsylvania Real Estate Investment Trust	1,046	20,115
PennyMac Mortgage Investment Trust	1,126	24,108
Physicians Realty Trust	522	7,350
Potlatch Corp.	618	25,523
PS Business Parks, Inc.	296	24,420
QTS Realty Trust, Inc., Class A	182	4,959
RAIT Financial Trust	1,252	9,640
Ramco-Gershenson Properties Trust	1,040	17,264
Redwood Trust, Inc.	1,263	23,972
Resource Capital Corp.	1,966	10,833
Retail Opportunity Investments Corp.	1,140	17,590
Rexford Industrial Realty, Inc.	436	6,030
RLJ Lodging Trust	1,992	55,856
Rouse Properties, Inc.	565	9,577
Ryman Hospitality Properties, Inc.	661	31,563
Sabra Health Care REIT, Inc.	719	19,916
Saul Centers, Inc.	148	7,055
Select Income REIT	560	15,540
Silver Bay Realty Trust Corp.	585	9,454
Sovran Self Storage, Inc.	502	38,513
STAG Industrial, Inc.	789	18,021
Starwood Waypoint Residential Trust†	595	15,643
Strategic Hotels & Resorts, Inc.†	3,763	42,936
Summit Hotel Properties, Inc.	1,302	13,371
Sun Communities, Inc.	624	32,841
Sunstone Hotel Investors, Inc.	2,791	39,604
Terreno Realty Corp.	504	9,425
Trade Street Residential, Inc.	283	2,009
UMH Properties, Inc.	292	2,894
Universal Health Realty Income Trust	185	7,781
Urstadt Biddle Properties, Inc., Class A	380	7,786
Washington Real Estate Investment Trust	1,014	27,500
Western Asset Mortgage Capital Corp.	635	8,636
Whitestone REIT	341	5,101
Winthrop Realty Trust	554	8,349

		2,161,342

Real Estate Management/Services - 0.6%
HFF, Inc., Class A	7,819	265,533
Kennedy-Wilson Holdings, Inc.	1,093	25,576
Marcus & Millichap, Inc.†	122	2,998
RE/MAX Holdings, Inc., Class A	162	4,747

		298,854

Real Estate Operations & Development - 0.1%
Alexander & Baldwin, Inc.	742	28,322
Consolidated-Tomoka Land Co.	65	2,900
Forestar Group, Inc.†	531	9,930
St. Joe Co.†	962	21,972

		63,124

Recreational Centers - 0.1%
ClubCorp Holdings, Inc.	333	5,631
Life Time Fitness, Inc.†	622	24,476

		30,107

Recreational Vehicles - 0.5%
Arctic Cat, Inc.	196	6,978
Malibu Boats, Inc., Class A†	11,809	227,323

		234,301

Rental Auto/Equipment - 0.1%
Electro Rent Corp.	250	3,812
H&E Equipment Services, Inc.†	476	17,222
McGrath RentCorp	394	13,613
Rent-A-Center, Inc.	804	19,248

		53,895

Research & Development - 0.1%
Albany Molecular Research, Inc.†	358	6,816
Arrowhead Research Corp.†	790	9,994
PAREXEL International Corp.†	866	46,383

		63,193

Resorts/Theme Parks - 0.1%
Marriott Vacations Worldwide Corp.†	431	24,804
Vail Resorts, Inc.	550	41,525

		66,329

Respiratory Products - 0.6%
Inogen, Inc.†	14,768	295,360

Retail-Apparel/Shoe - 1.2%
Aeropostale, Inc.†	1,197	3,974
American Eagle Outfitters, Inc.	2,959	31,543
ANN, Inc.†	713	26,203
bebe stores, Inc.	477	1,340
Brown Shoe Co., Inc.	665	18,746
Buckle, Inc.	429	19,090
Burlington Stores, Inc.†	436	14,270
Cato Corp., Class A	417	12,869
Children’s Place, Inc.	336	16,867
Christopher & Banks Corp.†	31,374	268,248
Destination Maternity Corp.	209	3,977
Destination XL Group, Inc.†	532	2,846
Express, Inc.†	1,282	19,948
Finish Line, Inc., Class A	734	19,297
Francesca’s Holdings Corp.†	643	8,217
Genesco, Inc.†	365	27,839
Guess?, Inc.	935	24,319
Men’s Wearhouse, Inc.	730	36,734
New York & Co., Inc.†	446	1,503
Pacific Sunwear of California, Inc.†	756	1,535
Shoe Carnival, Inc.	230	4,094
Stein Mart, Inc.	422	5,478
Tilly’s, Inc.†	161	1,219
Vera Bradley, Inc.†	332	6,584
Winmark Corp.	36	2,357

		579,097

Retail-Appliances - 0.0%
Conn’s, Inc.†	422	16,880
hhgregg, Inc.†	183	1,301

		18,181

Retail-Auto Parts - 0.0%
Pep Boys-Manny Moe & Jack†	810	8,570

Retail-Automobile - 0.3%
America’s Car-Mart, Inc.†	118	4,418
Asbury Automotive Group, Inc.†	467	31,536
Group 1 Automotive, Inc.	368	27,203
Lithia Motors, Inc., Class A	347	30,831
Rush Enterprises, Inc., Class A†	523	18,425
Sonic Automotive, Inc., Class A	607	14,762

		127,175

Retail-Bedding - 0.0%
Mattress Firm Holding Corp.†	228	10,625

Retail-Bookstores - 0.0%
Barnes & Noble, Inc.†	624	12,992

Retail-Building Products - 0.1%
Lumber Liquidators Holdings, Inc.†	417	22,610
Tile Shop Holdings, Inc.†	427	4,317

		26,927

Retail-Computer Equipment - 0.0%
PC Connection, Inc.	147	3,003
Systemax, Inc.†	172	2,351

		5,354

Retail-Convenience Store - 0.8%
Casey’s General Stores, Inc.	586	38,776
Pantry, Inc.†	18,387	329,311
Susser Holdings Corp.†	281	22,528

		390,615

Retail-Discount - 0.7%
Citi Trends, Inc.†	15,537	313,071
Fred’s, Inc., Class A	561	8,881
HSN, Inc.	505	28,224
Tuesday Morning Corp.†	662	10,896

		361,072

Retail-Hair Salons - 0.0%
Regis Corp.	664	9,250

Retail-Home Furnishings - 0.1%
Haverty Furniture Cos., Inc.	307	6,825
Kirkland’s, Inc.†	223	4,195
Pier 1 Imports, Inc.	1,439	21,671
Restoration Hardware Holdings, Inc.†	475	38,850

		71,541

Retail-Hypermarkets - 0.0%
Roundy’s, Inc.	598	2,888

Retail-Jewelry - 0.0%
Movado Group, Inc.	279	11,419

Retail-Leisure Products - 0.6%
MarineMax, Inc.†	17,387	289,842
West Marine, Inc.†	266	2,282

		292,124

Retail-Mail Order - 0.0%
Lands’ End, Inc.†	251	8,833

Retail-Major Department Stores - 0.0%
Sears Hometown and Outlet Stores, Inc.†	177	3,356

Retail-Misc./Diversified - 0.1%
Container Store Group, Inc.†	262	5,510
Five Below, Inc.†	826	30,248
Gaiam, Inc. Class A†	228	1,500
PriceSmart, Inc.	285	23,456

		60,714

Retail-Office Supplies - 0.1%
Office Depot, Inc.†	8,139	40,776

Retail-Pawn Shops - 0.1%
Cash America International, Inc.	428	18,999
Ezcorp, Inc., Class A†	782	7,656
First Cash Financial Services, Inc.†	441	24,877

		51,532

Retail-Pet Food & Supplies - 0.0%
PetMed Express, Inc.	307	4,206

Retail-Regional Department Stores - 0.0%
Bon-Ton Stores, Inc.	222	2,064
Stage Stores, Inc.	482	8,686

		10,750

Retail-Restaurants - 2.5%
Biglari Holdings, Inc.†	22	9,350
BJ’s Restaurants, Inc.†	361	12,371
Bloomin’ Brands, Inc.†	1,175	23,018
Bob Evans Farms, Inc.	376	17,864
Bravo Brio Restaurant Group, Inc.†	292	4,351
Buffalo Wild Wings, Inc.†	288	41,852
Carrols Restaurant Group, Inc.†	536	4,025
Cheesecake Factory, Inc.	760	32,589
Chuy’s Holdings, Inc.†	11,480	328,902
Cracker Barrel Old Country Store, Inc.	290	28,118
Del Frisco’s Restaurant Group, Inc.†	9,270	197,636
Denny’s Corp.†	45,255	309,997
DineEquity, Inc.	253	20,506
Einstein Noah Restaurant Group, Inc.	169	2,557
Famous Dave’s of America, Inc.†	71	1,770
Fiesta Restaurant Group, Inc.†	408	18,515
Ignite Restaurant Group, Inc.†	116	1,491
Jack in the Box, Inc.	609	34,829
Jamba, Inc.†	262	3,123
Krispy Kreme Doughnuts, Inc.†	992	15,188
Nathan’s Famous, Inc.†	48	2,386
Noodles & Co.†	165	4,636
Papa John’s International, Inc.	466	19,428
Papa Murphy’s Holdings, Inc.†	89	733
Popeyes Louisiana Kitchen, Inc.†	360	14,508
Red Robin Gourmet Burgers, Inc.†	218	14,030
Ruby Tuesday, Inc.†	935	5,619
Ruth’s Hospitality Group, Inc.	548	6,220
Sonic Corp.†	827	17,078
Texas Roadhouse, Inc.	1,061	26,398
Zoe’s Kitchen, Inc.†	89	2,582

		1,221,670

Retail-Sporting Goods - 0.1%
Big 5 Sporting Goods Corp.	281	2,785
Hibbett Sports, Inc.†	394	19,664
Sportsman’s Warehouse Holdings, Inc.†	148	857
Zumiez, Inc.†	316	8,801

		32,107

Retail-Toy Stores - 0.0%
Build-A-Bear Workshop, Inc.†	188	1,983

Retail-Vitamins & Nutrition Supplements - 0.0%
Vitamin Shoppe, Inc.†	468	19,960

Retirement/Aged Care - 0.1%
Brookdale Senior Living, Inc.†	542	18,796
Capital Senior Living Corp.†	442	10,891
Five Star Quality Care, Inc.†	655	2,993

		32,680

Rubber-Tires - 0.1%
Cooper Tire & Rubber Co.	966	27,908

Rubber/Plastic Products - 0.1%
Myers Industries, Inc.	420	7,762
Proto Labs, Inc.†	344	27,864

		35,626

Satellite Telecom - 0.2%
DigitalGlobe, Inc.†	1,148	30,020
Globalstar, Inc.†	4,179	16,549
Intelsat SA†	416	7,712
Iridium Communications, Inc.†	1,227	10,037
Loral Space & Communications, Inc.†	199	14,388

		78,706

Savings & Loans/Thrifts - 0.8%
Astoria Financial Corp.	1,318	16,976
Banc of California, Inc.	453	5,377
Bank Mutual Corp.	709	4,275
BankFinancial Corp.	283	2,892
BBX Capital Corp.†	131	2,369
Beneficial Mutual Bancorp, Inc.†	446	5,834
Berkshire Hills Bancorp, Inc.	382	9,233
BofI Holding, Inc.†	216	16,111
Brookline Bancorp, Inc.	1,075	9,707

Capitol Federal Financial, Inc.	2,178	25,483
Charter Financial Corp.	343	3,756
Clifton Bancorp, Inc.	403	4,981
Dime Community Bancshares, Inc.	499	7,545
ESB Financial Corp.	195	2,424
EverBank Financial Corp.	1,387	26,353
First Defiance Financial Corp.	147	3,970
First Financial Northwest, Inc.	223	2,346
Flagstar Bancorp, Inc.†	309	5,655
Flushing Financial Corp.	460	8,547
Fox Chase Bancorp, Inc.	185	3,112
HomeStreet, Inc.	226	3,941
HomeTrust Bancshares, Inc.†	317	4,822
Investors Bancorp, Inc.	5,452	56,428
Kearny Financial Corp.†	213	3,210
Meridian Bancorp, Inc.†	308	3,350
Meta Financial Group, Inc.	93	3,422
NASB Financial, Inc.	53	1,193
Northfield Bancorp, Inc.	815	10,399
Northwest Bancshares, Inc.	1,441	17,868
OceanFirst Financial Corp.	204	3,246
Oritani Financial Corp.	696	10,301
Pacific Premier Bancorp, Inc.†	262	3,747
Provident Financial Services, Inc.	917	15,323
Sterling Bancorp	1,272	15,137
Territorial Bancorp, Inc.	133	2,673
United Community Financial Corp.	770	3,311
United Financial Bancorp, Inc.	802	10,169
Washington Federal, Inc.	1,542	32,320
Waterstone Financial, Inc.	524	5,780
WSFS Financial Corp.	136	9,736

		383,322

Schools - 0.2%
American Public Education, Inc.†	266	9,496
Bridgepoint Education, Inc.†	251	3,015
Bright Horizons Family Solutions, Inc.†	467	19,413
Capella Education Co.	166	10,617
Career Education Corp.†	1,023	5,228
Education Management Corp.†	323	417
Grand Canyon Education, Inc.†	710	30,530
ITT Educational Services, Inc.†	356	5,066
K12, Inc.†	523	12,191
Strayer Education, Inc.†	165	8,550
Universal Technical Institute, Inc.	330	3,950

		108,473

Security Services - 0.1%
Ascent Capital Group, Inc., Class A†	211	13,078
Brink’s Co.	737	19,781
LifeLock, Inc.†	1,225	17,003

		49,862

Seismic Data Collection - 0.0%
Dawson Geophysical Co.	123	3,088
Geospace Technologies Corp.†	200	8,048
ION Geophysical Corp.†	1,967	7,376

		18,512

Semiconductor Components-Integrated Circuits - 0.4%
Aeroflex Holding Corp.†	301	3,179
Cirrus Logic, Inc.†	945	21,196
Cypress Semiconductor Corp.	2,401	24,274
Emulex Corp.†	1,209	7,109
Exar Corp.†	601	5,788
Integrated Device Technology, Inc.†	2,033	29,194
MaxLinear, Inc., Class A†	424	4,019
Micrel, Inc.	679	7,102
Pericom Semiconductor Corp.†	338	2,985
Power Integrations, Inc.	463	24,923
TriQuint Semiconductor, Inc.†	2,608	46,892
Vitesse Semiconductor Corp.†	733	2,199

		178,860

Semiconductor Equipment - 0.4%
Axcelis Technologies, Inc.†	1,693	2,963
Brooks Automation, Inc.	1,017	10,353
Cabot Microelectronics Corp.†	367	14,750
Cascade Microtech, Inc.†	194	2,146
Cohu, Inc.	384	4,281
Entegris, Inc.†	2,118	24,336
FormFactor, Inc.†	845	5,704
MKS Instruments, Inc.	815	25,901
Nanometrics, Inc.†	364	5,664
Photronics, Inc.†	938	7,476
Rudolph Technologies, Inc.†	506	4,660
Tessera Technologies, Inc.	814	20,684
Ultra Clean Holdings, Inc.†	448	3,884
Ultratech, Inc.†	427	10,111
Veeco Instruments, Inc.†	609	21,138
Xcerra Corp.†	736	6,881

		170,932

Silver Mining - 0.0%
Hecla Mining Co.	5,222	16,502

Software Tools - 0.0%
Rocket Fuel, Inc.†	279	7,368

Specified Purpose Acquisitions - 0.0%
National Bank Holdings Corp., Class A	626	12,401

Steel Pipe & Tube - 0.1%
Furmanite Corp.†	572	5,234
Mueller Water Products, Inc., Class A	2,425	18,794
Northwest Pipe Co.†	145	5,198
Omega Flex, Inc.	44	745

		29,971

Steel-Producers - 0.1%
AK Steel Holding Corp.†	2,081	18,937
Commercial Metals Co.	1,792	30,894
Schnitzer Steel Industries, Inc., Class A	401	10,711
Shiloh Industries, Inc.†	126	2,142

		62,684

Steel-Specialty - 0.0%
Universal Stainless & Alloy Products, Inc.†	107	3,085

Storage/Warehousing - 0.1%
Mobile Mini, Inc.	711	26,847
Wesco Aircraft Holdings, Inc.†	798	15,122

		41,969

SupraNational Banks - 0.0%
Banco Latinoamericano de Comercio Exterior SA, Class E	452	13,420

Telecom Equipment-Fiber Optics - 0.5%
Alliance Fiber Optic Products, Inc.	13,832	185,072
Ciena Corp.†	1,599	31,229
Clearfield, Inc.†	174	2,239
Finisar Corp.†	1,473	29,062
Harmonic, Inc.†	1,443	8,658
KVH Industries, Inc.†	241	3,135
Oclaro, Inc.†	1,425	2,651
Oplink Communications, Inc.†	282	5,375

		267,421

Telecom Services - 0.7%
Consolidated Communications Holdings, Inc.	613	13,719
EarthLink Holdings Corp.	1,558	6,139
FairPoint Communications, Inc.†	316	4,614
GTT Communications, Inc.†	214	2,174
Hawaiian Telcom Holdco, Inc.†	161	4,540
Inteliquent, Inc.	494	5,241
Lumos Networks Corp.	286	4,387
NeuStar, Inc., Class A†	917	25,548
ORBCOMM, Inc.†	678	4,258
Premiere Global Services, Inc.†	19,254	252,227
RigNet, Inc.†	182	10,123
Spok Holdings, Inc.	330	4,940
Vonage Holdings Corp.†	2,652	9,229
West Corp.	586	15,101

		362,240

Telecommunication Equipment - 0.9%
8x8, Inc.†	43,538	351,787
ADTRAN, Inc.	859	19,104
Comtech Telecommunications Corp.	233	7,875
Numerex Corp., Class A†	223	2,241
Plantronics, Inc.	648	30,437
Preformed Line Products Co.	40	2,168
ShoreTel, Inc.†	952	5,883
Sonus Networks, Inc.†	3,741	13,206

		432,701

Telephone-Integrated - 0.1%
Atlantic Tele-Network, Inc.	143	8,367
Cincinnati Bell, Inc.†	3,182	12,123
Enventis Corp.	208	3,407
General Communication, Inc., Class A†	547	6,039
IDT Corp., Class B	256	3,991
Shenandoah Telecommunications Co.	367	10,170

		44,097

Television - 0.1%
Central European Media Enterprises, Ltd., Class A†	1,074	2,814
Gray Television, Inc.†	754	9,184
Sinclair Broadcast Group, Inc., Class A	1,045	33,764

		45,762

Textile-Apparel - 0.0%
Perry Ellis International, Inc.†	185	3,404
Unifi, Inc.†	223	6,387

		9,791

Textile-Products - 0.0%
Culp, Inc.	133	2,410

Dixie Group, Inc.†	228	1,913

		4,323

Theaters - 0.5%
AMC Entertainment Holdings, Inc., Class A	320	7,245
Carmike Cinemas, Inc.†	6,790	213,478
National CineMedia, Inc.	926	14,871
Reading International, Inc.†	263	2,112

		237,706

Therapeutics - 0.5%
Actinium Pharmaceuticals, Inc.†	301	1,899
Agios Pharmaceuticals, Inc.†	207	8,342
Akebia Therapeutics, Inc.†	119	2,635
Anika Therapeutics, Inc.†	219	9,211
AVANIR Pharmaceuticals, Inc.†	2,433	12,676
Bio-Path Holdings, Inc.†	1,117	2,547
Cara Therapeutics, Inc.†	8,372	106,743
Dyax Corp.†	2,067	19,471
Egalet Corp.†	60	726
Esperion Therapeutics, Inc.†	71	1,017
Flexion Therapeutics, Inc.†	69	847
Hyperion Therapeutics, Inc.†	207	4,713
MannKind Corp.†	3,471	29,018
Mirati Therapeutics, Inc.†	109	1,981
Neurocrine Biosciences, Inc.†	1,155	15,685
Northwest Biotherapeutics, Inc.†	541	3,571
Osiris Therapeutics, Inc.†	289	4,277
Portola Pharmaceuticals, Inc.†	561	14,104
Sarepta Therapeutics, Inc.†	619	13,209
Threshold Pharmaceuticals, Inc.†	795	3,347
Vital Therapies, Inc.†	79	1,809
Xencor, Inc.†	223	2,154

		259,982

Tobacco - 0.1%
22nd Century Group, Inc.†	626	1,496
Alliance One International, Inc.†	1,342	3,046
Universal Corp.	353	18,331
Vector Group, Ltd.	1,001	20,551

		43,424

Toys - 0.0%
JAKKS Pacific, Inc.†	284	1,772
LeapFrog Enterprises, Inc.†	994	7,177

		8,949

Transactional Software - 0.2%
ACI Worldwide, Inc.†	1,731	32,439
Bottomline Technologies de, Inc.†	599	16,958
InnerWorkings, Inc.†	534	4,352
Synchronoss Technologies, Inc.†	537	21,700

		75,449

Transport-Air Freight - 0.0%
Air Transport Services Group, Inc.†	795	6,098
Atlas Air Worldwide Holdings, Inc.†	384	13,140

		19,238

Transport-Equipment & Leasing - 0.1%
General Finance Corp.†	168	1,497
Greenbrier Cos., Inc.	420	27,069
TAL International Group, Inc.	517	22,851
Textainer Group Holdings, Ltd.	328	11,995

		63,412

Transport-Marine - 0.8%
Ardmore Shipping Corp.	275	3,611
Baltic Trading, Ltd.	749	3,812
CAI International, Inc.†	263	5,021
DHT Holdings, Inc.	1,057	6,997
Dorian LPG, Ltd.†	111	2,228
Frontline, Ltd.†	1,009	2,432
GasLog, Ltd.	641	16,345
International Shipholding Corp.	87	1,844
Knightsbridge Tankers, Ltd.	20,511	233,825
Navios Maritime Acquisition Corp.	1,252	4,006
Navios Maritime Holdings, Inc.	1,208	9,628
Nordic American Offshore, Ltd.	11	201
Nordic American Tankers, Ltd.	1,357	11,684
Safe Bulkers, Inc.	592	4,316
Scorpio Bulkers, Inc.†	2,051	15,772
Scorpio Tankers, Inc.	3,040	28,546
Ship Finance International, Ltd.	900	16,380
Teekay Tankers, Ltd., Class A	947	3,769
Ultrapetrol Bahamas, Ltd.†	325	1,060

		371,477

Transport-Services - 0.4%
Bristow Group, Inc.	542	38,683
CHC Group, Ltd.†	511	3,679
Echo Global Logistics, Inc.†	357	7,858
Era Group, Inc.†	310	8,308
Hub Group, Inc., Class A†	560	25,861
Matson, Inc.	654	17,625
PHI, Inc.†	192	7,574
Radiant Logistics, Inc.†	21,337	66,358
Universal Truckload Services, Inc.	100	2,429
UTi Worldwide, Inc.†	1,393	13,178
XPO Logistics, Inc.†	799	24,681

		216,234

Transport-Truck - 0.8%
ArcBest Corp.	396	12,565
Celadon Group, Inc.	318	6,754
Forward Air Corp.	475	21,266
Heartland Express, Inc.	827	18,566
Knight Transportation, Inc.	909	21,780
Marten Transport, Ltd.	362	7,327
P.A.M. Transportation Services, Inc.†	49	1,703
Patriot Transportation Holding, Inc.†	101	3,359
Quality Distribution, Inc.†	17,697	236,255
Roadrunner Transportation Systems, Inc.†	424	10,659
Saia, Inc.†	375	17,119
Swift Transportation Co.†	1,294	26,462
USA Truck, Inc.†	95	1,758
Werner Enterprises, Inc.	680	16,714
YRC Worldwide, Inc.†	476	12,462

		414,749

Travel Services - 0.1%
Diamond Resorts International, Inc.†	538	13,428
Interval Leisure Group, Inc.	605	12,814

		26,242

Veterinary Diagnostics - 0.1%
Aratana Therapeutics, Inc.†	372	4,289
Kindred Biosciences, Inc.†	160	2,439
Neogen Corp.†	558	24,362
Phibro Animal Health Corp.†	223	4,228

		35,318

Virtual Reality Products - 0.0%
RealD, Inc.†	612	6,469

Vitamins & Nutrition Products - 0.0%
Natural Grocers by Vitamin Cottage, Inc.†	136	3,084
Nature’s Sunshine Products, Inc.	165	2,548
Nutraceutical International Corp.†	132	3,047
Omega Protein Corp.†	318	4,458
Synutra International, Inc.†	263	1,602
USANA Health Sciences, Inc.†	98	6,257

		20,996

Water - 0.1%
American States Water Co.	590	18,024
Artesian Resources Corp., Class A	118	2,571
California Water Service Group	728	16,576
Connecticut Water Service, Inc.	166	5,294
Middlesex Water Co.	243	4,938
PICO Holdings, Inc.†	346	7,664
SJW Corp.	239	6,408
York Water Co.	197	3,749

		65,224

Water Treatment Systems - 0.0%
Energy Recovery, Inc.†	586	2,625
Nuverra Environmental Solutions, Inc.†	230	4,283

		6,908

Web Hosting/Design - 0.1%
Endurance International Group Holdings, Inc.†	459	6,256
NIC, Inc.	993	16,752
Q2 Holdings, Inc.†	151	1,989
Web.com Group, Inc.†	788	20,921
Wix.com, Ltd.†	211	3,577

		49,495

Web Portals/ISP - 0.4%
Blucora, Inc.†	12,003	204,891

Wire & Cable Products - 0.7%
Belden, Inc.	664	45,086
Encore Wire Corp.	315	13,211
General Cable Corp.	740	16,450
Insteel Industries, Inc.	15,408	282,737

		357,484

Wireless Equipment - 0.6%
Aerohive Networks, Inc.†	145	1,218
Aruba Networks, Inc.†	1,625	29,022
CalAmp Corp.†	6,547	111,364
Gogo, Inc.†	850	13,779
InterDigital, Inc.	616	27,159
RF Micro Devices, Inc.†	4,355	48,602
Ruckus Wireless, Inc.†	987	12,742
Telenav, Inc.†	414	2,058
Tessco Technologies, Inc.	87	2,654
Ubiquiti Networks, Inc.†	452	17,280
ViaSat, Inc.†	630	36,836

		302,714

Wound, Burn & Skin Care - 0.0%
Derma Sciences, Inc.†	345	3,340
IGI Laboratories, Inc.†	438	2,308

		5,648

Total Common Stocks (cost $48,489,071)		47,631,129

EXCHANGE-TRADED FUNDS - 0.3%
Domestic Equity Investment Companies - 0.3%
iShares Russell 2000 Index Fund (cost $133,685)	1,141	126,754

Total Long-Term Investment Securities (cost $48,622,756)		47,757,883

SHORT-TERM INVESTMENT SECURITIES - 2.2%
Time Deposits - 2.2%
Euro Time Deposit with State Street Bank and Trust Co. 0.01% due 08/01/2014 (cost $1,081,000)	1,081,000	1,081,000

TOTAL INVESTMENTS (cost $49,703,756)(2)	99.5%	48,838,883
Other assets less liabilities	0.5	243,937

NET ASSETS	100.0%	$49,082,820

†	Non-income producing security
(1)	Fair valued security. Securities are classified as Level 3 based on the securities valuation inputs; see Note 2.
(2)	See Note 4 for cost of investments on a tax basis.
(3)	Illiquid security. At July 31, 2014, the aggregate value of these securities was $1,053 representing 0.0% of net assets.

CVR - Contingent Value Rights.

The following is a summary of the inputs used to value the Fund’s net assets as of July 31, 2014 (see Note 2):

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
Assets:
Long-Term Investment Securities:
Common Stocks:
Banks-Commercial	$2,491,548	$—	$—	$2,491,548
Cellular Telecom	15,407	—	0	15,407
Medical-Biomedical/Gene	2,497,373	—	—	2,497,373
Medical-Drugs	1,259,078	—	1,053	1,260,131
Other Industries*	41,366,670	—	—	41,366,670
Exchange-Traded Funds	126,754	—	—	126,754
Short-Term Investment Securities:
Time Deposits	—	1,081,000	—	1,081,000

Total	$47,756,830	$1,081,000	$1,053	$48,838,883

*	Sum of all other industries each of which individually has an aggregate market value of less than 5% of net assets. For a detailed presentation of securities by industry classification, please refer to the Portfolio of Investments.

The Fund’s policy is to recognize transfers between Levels as of the end of the reporting period. There were no transfers between Levels during the reporting period.

At the beginning and end of the reporting period, Level 3 investments in securities were not considered a material portion of the Fund.

See Notes to Portfolio of Investments

Note 1. Basis for consolidation for the SunAmerica Alternative Strategies Cayman Fund, Ltd. and SunAmerica Global Trends Cayman Fund, Ltd.

The SunAmerica Alternative Strategies Cayman Fund, Ltd. (the “Alternative Strategies Subsidiary”), a Cayman Islands exempted company, was incorporated on October 20, 2008, and is a wholly-owned subsidiary of the Alternative Strategies Fund. The Alternative Strategies Subsidiary commenced operations on May 22, 2009 and was organized as a wholly-owned subsidiary of the Alternative Strategies Fund in order to effect certain investments on behalf of the Alternative Strategies Fund consistent with the investment objectives and policies in the Alternative Strategies Fund’s prospectus and statement of additional information. With respect to its investments, the Alternative Strategies Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Alternative Strategies Fund; however, the Alternative Strategies Subsidiary (unlike the Alternative Strategies Fund) may invest without limitation in commodity-linked swap agreements and other commodity-linked and hedge fund-linked derivative instruments that may otherwise be limited if purchased by the Alternative Strategies Fund due to federal tax requirements relating to qualifying income. The Alternative Strategies Fund and Alternative Strategies Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Alternative Strategies Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Alternative Strategies Fund. The Alternative Strategies Fund may invest up to 25% of its assets in the Alternative Strategies Subsidiary. As of July 31, 2014, net assets of the Alternative Strategies Fund were $71,130,349, of which approximately $16,376,233, or approximately 23.0%, represented the Alternative Strategies Fund’s ownership of all issued shares and voting rights of the Alternative Strategies Subsidiary.

The SunAmerica Global Trends Cayman Fund, Ltd. (the “Global Trends Subsidiary”), a Cayman Islands exempted company, was incorporated on March 17, 2011, and is a wholly-owned subsidiary of the Global Trends Fund. The Global Trends Subsidiary commenced operations on June 17, 2011 and was organized as a wholly-owned subsidiary of the Global Trends Fund in order to effect certain investments on behalf of the Global Trends Fund consistent with the investment objectives and policies in the Global Trends Fund’s prospectus and statement of additional information. With respect to its investments, the Global Trends Subsidiary will generally be subject to the same fundamental, non-fundamental and certain other investment restrictions as the Global Trends Fund; however, the Global Trends Subsidiary (unlike the Global Trends Fund) may invest without limitation in commodity-linked instruments that may otherwise be limited if purchased by the Global Trends Fund due to federal tax requirements relating to qualifying income. The Global Trends Fund and Global Trends Subsidiary may test for compliance with certain investment restrictions on a consolidated basis, except that with respect to its investment in certain securities that may involve leverage, the Global Trends Subsidiary will comply with asset segregation or “earmarking” requirements to the same extent as the Global Trends Fund. The Global Trends Fund may invest up to 25% of its assets in the Global Trends Subsidiary. As of July 31, 2014, net assets of the Global Trends Fund were $61,504,033, of which approximately $13,866,630, or approximately 22.5%, represented the Global Trends Fund’s ownership of all issued shares and voting rights of the Global Trends Subsidiary.

Note 2. Security Valuation

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Funds would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP established a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:

Level 1 - Unadjusted quoted prices in active markets for identical securities

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures approved by the Board of Trustees (“the Board”) , etc.).

Level 3 - Significant unobservable inputs (includes inputs that reflect the Funds’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances.)

Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The summary of inputs used to value the Funds’ net assets as of July 31, 2014 are reported on a schedule following the Portfolio of Investments.

Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Funds use the exchange that is the primary market for the security. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price the Fund’s shares, and the Fund may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Fund determines that closing prices do not reflect the fair value of the securities, the Fund will adjust the previous closing prices in accordance with pricing procedures approved by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Funds may also fair value securities in other situations, for example, when a particular foreign market is closed but a Fund is open. For foreign equity securities and foreign equity futures contracts, the Funds use an outside pricing service to provide it with closing market prices and information used for adjusting those prices and when so adjusted, such securities and futures are generally categorized as Level 2.

Bonds and debentures, other long-term debt securities, and short term debt securities with maturities in excess of 60 days, are valued at evaluated bid prices obtained for the day of valuation from a Board-approved pricing service, and are generally categorized as Level 2. The pricing service may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, and maturity date, option adjusted spreads models, prepayments projections, interest rate spreads, and yield curves to determine current value. If a price is unavailable from a Board-approved pricing service, the securities may be priced at the mean of two independent quotes obtained from brokers.

Short-term securities with 60 days or less to maturity are amortized to maturity based on their cost to the Fund if acquired within 60 days of maturity or, if already held by the Fund on the 60th day, are amortized to maturity based on the value determined on the 61st day, and are generally categorized as Level 2.

Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Registered investment companies are generally categorized as Level 1.

Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by a Board-approved pricing service, and are generally categorized as Level 1. Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by a Board-approved pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded over the counter will be valued based upon the average of quotations received from at least two brokers in such securities or currencies, and are generally categorized as Level 1. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. eastern time forward rate and are generally categorized as Level 2.

Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or over-the-counter market, and are generally categorized as Level 1 or Level 2.

The Board is responsible for the share valuation process and has adopted policies and procedures (the “PRC procedures”) for valuing the securities and other assets held by the Funds, including procedures for the fair valuation of securities and other assets for which market quotations are not readily available or are unreliable. The PRC procedures provide for the establishment of a pricing review committee, which is responsible for, among other things, making certain determinations in connection with the Trust’s fair valuation procedures. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurence of developments or significant events are generally categorized as Level 3. There is no single standard for making fair value determinations, which may result in prices that vary from those of other funds.

Futures: The 2020 High Watermark Fund may invest in exchange traded S&P 500 Index futures to generate equity market exposures. During the period ended July 31, 2014, the 2020 High Watermark Fund invested in exchange traded S&P 500 Index futures to generate equity market exposures. The Alternative Strategies Fund expects to enter into futures transactions for investment purposes in order to gain exposure to the following asset classes: commodities, currencies, fixed income and equity index futures, and may take either a long or short position in a futures transaction. The Alternative Strategies Fund may also enter into futures transactions for hedging purposes. The Global Trends Fund expects to enter into futures transactions for investment purposes in order to gain exposure to a variety of asset classes, including U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income, currencies and commodities. The Global Trends Fund may also enter into futures transactions for hedging purposes. During the period ended July 31, 2014, the Alternative Strategies Fund entered into futures transactions for investment purposes in order to gain exposure to commodities, currencies, fixed income and equity index futures, and took long and short positions in futures transactions. During this same period, the Alternative Strategies Fund also entered into futures transactions for hedging purposes. During the period ended July 31, 2014, the Global Trends Fund entered into futures transactions for investment purposes in order to gain exposure to U.S. and non-U.S. equity markets, U.S. and non-U.S. fixed income and commodities.

Futures contracts are reported on a schedule following the Portfolio of Investments. As of July 31, 2014, the following Funds had open futures contracts: 2020 High Watermark Fund, Alternative Strategies Fund and Global Trends Fund.

A futures contract is generally a standardized, transferable, exchange-traded contract that requires delivery of a commodity, bond, currency, stock index, or other underlying reference asset at a set price on a future date. Upon entering into a futures transaction, a Fund will be required to segregate an initial margin payment of cash or other liquid securities with the Futures Commission Merchant (the “broker”). Subsequent payments are made or received by the Funds as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded by the Fund as Variation Margin for changes in the value of the contracts and as due to/from broker for the changes in the value of the initial margin requirement. When a contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The primary risk to the 2020 High Watermark Fund of entering into futures contracts is market risk. The risks associated with the Alternative Strategy Fund’s and Global Trend Fund’s use of futures include the risk that the changes in the price of a futures contract may not always track the changes in market value of the underlying reference asset. In addition, since the Alternative Strategies Fund may go short in futures contracts, there is a risk that losses caused by sudden, unanticipated market movements may be potentially unlimited. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While the Funds will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, a Fund may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Fund has insufficient cash to meet margin requirements, the Fund may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty credit risk to the Funds since the futures are exchange-traded.

Forward Foreign Currency Contracts: The Global Trends Fund may enter into Forward Contracts for investment purposes in order to gain currency exposure and enhance return. The Income Explorer Fund may enter into forward contracts for various purposes including to facilitate settlement of foreign currency denominated portfolio transactions and to attempt to protect securities and related receivables against changes in future foreign exchange rates. During the period ended July 31, 2014, the Global Trends Fund used forward contracts for investment purposes in order to gain currency exposure. During the period ended July 31, 2014, the Income Explorer Fund used forward contracts on foreign currencies to attempt to protect securities and related receivables against changes in future exchange rates. As of July 31, 2014, the Global Trends and Income Explorer Fund have open forward contracts which are reported on a schedule following the Funds’ Portfolio of Investments.

A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by the Fund as unrealized appreciation or depreciation. On the settlement date, the Fund records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

Risks to the Funds of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises because forwards are not exchange-traded and therefore no clearinghouse or exchange stands ready to meet the obligations of the contracts. Thus, the Fund faces the risk that its counterparties may not perform their obligations. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized gain or loss. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. In addition, forward contracts are also not regulated by the Commodity Futures Trading Commission (“CFTC”) and therefore the Fund will not receive any benefit of CFTC regulation when trading forwards. Moreover, because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.

Options: Certain Funds may enter into option contracts for various purposes, including to facilitate trading, increase or decrease a Fund’s market exposure, to seek higher investment returns, to seek protection against a decline in the value of a Fund’s securities or an increase in prices of securities that may be purchased, or to generate income. During the period ended July 31, 2014, the Alternative Strategies Fund used option contracts to decrease the Fund’s market exposure, to seek higher investment returns, and to seek protection against a decline in the value of the Fund’s securities or an increase in prices of securities that may be purchased. As of July 31, 2014, Alternative Strategies Fund did not invest in option contracts.

An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Fund writes a call or a put option, it receives a premium which is equal to the current market value of the option written. If a Fund purchases a call or a put option, it pays a premium which reflects the current market value of the option. The option position is marked-to-market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which the Fund has written either expires on its stipulated expiration date, or if the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which the Fund has written is exercised, the amount of the premium originally received reduces the cost of the security which the Fund purchased upon exercise of the option. Options may be traded on a national securities exchange or in the over-the-counter (OTC) market.

Risks to the Funds of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, the Fund’s loss will consist of the net amount of contractual payments that the Fund has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities. There is also the risk the Fund may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby. Transactions in options written during the period ended July 31, 2014 are summarized as follows:

	Written Options Future Contracts
	Alternative Strategies Fund
	Number of Contracts	Premiums Received
Options outstanding as of October 31, 2013	72	$24,920
Options written	809	283,254
Options terminated in closing purchase transactions	—	—
Options exercised	271	69,496
Options expired	610	238,678

Options outstanding as of July 31, 2014	—	$—

Commodity-Linked and Hedge Fund-Linked Notes: The Alternative Strategies Fund and the Global Trends Fund may invest in commodity-linked derivative instruments, including commodity-linked notes linked to broad-based commodity indexes, in order to gain exposure to the commodities markets. By investing in these derivative instruments, the Alternative Strategies Fund seeks to gain exposure to the returns of real assets that trade in the commodities markets without direct investment in physical commodities. The Alternative Strategies Fund will not invest directly in commodities. During the period ended July 31, 2014, the Alternative Strategies Fund invested in commodity-linked notes in order to gain exposure to the commodities markets. The Global Trends Fund did not invest in commodity-linked derivative instruments.

Commodity-linked derivatives are derivative instruments, the value of which is primarily linked to the price movement of a commodity, commodity index or commodity futures or option contract. A commodity-linked note is a derivative instrument that has characteristics of a debt security and of a commodity-linked derivative. It typically provides for interest payments and a principal payment at maturity linked to the price movement of a commodity, commodity index or commodity futures or option contract.

The Alternative Strategies Fund may also invest in hedge fund-linked derivative instruments, including hedge fund-linked notes linked to a hedge fund index, in order to gain a broad-based exposure to hedge funds. The Alternative Strategies Fund will not invest directly in hedge funds. During the period ended July 31, 2014, the Alternative Strategies Fund did not invest in hedge fund-linked notes.

Hedge fund linked derivatives are derivative instruments, of which, the value, principal payment and interest payments are primarily linked to the price movement of a hedge fund, hedge fund index or hedge fund futures or option contract.

The commodity and hedge fund-linked derivative instruments in which the Alternative Strategies Fund and Global Trends Fund may invest have substantial risks, including risk of loss of a significant portion of their principal value. Commodity and hedge fund-linked derivative instruments may be more volatile and less liquid than the underlying instruments and their value will be affected by the performance of the commodity markets or underlying hedge funds, as the case may be, as well as economic and other regulatory or political developments, overall market movements and other factors, including potential defaults by counterparties on their obligations to perform under these instruments. Typically, the return of the commodity-linked and hedge fund-linked notes will be based on some multiple of the performance of an index. The multiple (or leverage) will magnify the positive and negative return the Alternative Strategies Fund earns from these notes as compared to the index. Commodity and hedge fund-linked derivative instruments are also subject to credit risk and counterparty risk. Credit risk is the risk that the issuer might not pay interest when due or repay principal at maturity of the obligation. Counterparty risk is the risk that the Fund will be exposed to the credit of the counterparties to derivative contracts and its ability to satisfy the terms of the agreements, which exposes the Fund to the risk that the counterparties may default on their obligations to perform under the terms of the agreements.

Master Agreements: Certain Funds that hold derivative instruments and other financial instruments may be a party to ISDA (International Swap and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by the Fund and applicable counterparty. Collateral requirements are generally determined based on a Fund’s net position with each counterparty. Master Agreements may also include certain provisions that require a Fund to post additional collateral upon the occurrence of certain events, such as when a Fund’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Fund may also occur upon a decline in the Fund’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Fund’s counterparties to elect early termination could cause the Fund to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to the Fund’s financial statements. See additional information on specific types of derivative instruments and other financial instruments as disclosed in the Portfolio of Investments. The Funds do not offset derivative assets and derivative liabilities that are subject to netting arrangements.

The following tables represent the value of derivatives held as of July 31, 2014, by their primary underlying risk exposure. For a detailed presentation of derivatives held as of July 31, 2014, please refer to the Portfolio of Investments.

	2020 High Watermark Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$2,015

(1)	The Fund’s derivative contracts held during the period ended July 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average value outstanding for equity futures contracts was $93,448.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(447) as reported in the Portfolio of Investments.

	Alternative Strategies Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$215,085
Put options written, at value(4)	—	—
Commodity contracts
Futures contracts (variation margin)(2)(3)	40,525	112,455
Foreign exchange contracts
Futures contracts (variation margin)(2)(3)	41,349	125

	$81,874	$327,665

(1)	The Fund’s derivative contracts held during the period ended July 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average value outstanding for equity futures, commodity futures and foreign exchange futures contracts was $16,655,251, $10,386,869 and $7,261,392, respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(519,370) as reported in the Portfolio of Investments.
(4)	The average value outstanding for written put options is $21,988.

	Global Trends Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Equity contracts
Futures contracts (variation margin)(2)(3)	$—	$74,614
Commodity contracts
Futures contracts (variation margin)(2)(3)	—	24,375
Interest rate contracts
Futures contracts (variation margin)(2)(3)	—	12,090
Foreign exchange contracts
Forward foreign currency contracts(4)	153,242	206,991

	$153,242	$318,070

(1)	The Fund’s derivative contracts held during the period ended July 31, 2014, are not accounted for as hedging instruments under accounting principals generally accepted in the United States of America.
(2)	The average value outstanding for equity futures, commodity futures and interest rate futures contracts was $34,585,573, $5,816,426 and $17,221,313, respectively.
(3)	The variation margin on futures contracts is included in the cumulative unrealized appreciation (depreciation) of $(182,588) as reported in the Portfolio of Investments.
(4)	The average notional amount outstanding for forward foreign currency contracts was $24,329,890.

	Income Explorer Fund
Derivatives Contracts(1)	Asset Derivatives Value	Liability Derivatives Value
Foreign exchange contracts
Forward foreign currency contracts(2)	$8,684	$297

(1)	The Fund’s derivative contracts held during the period ended July 31, 2014, are not accounted for as hedging instruments under accounting principles generally accepted in the United States of America.
(2)	The average notional amount outstanding for forward foreign currency contracts was $1,247,462.

Note 3. Repurchase Agreements

As of July 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Bank of America Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	7.63%	$8,345,000
SunAmerica Global Trends Cayman Fund, Ltd.	2.24	2,445,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Bank of America Securities LLC, dated July 31, 2014, bearing interest at a rate of 0.07% per annum, with a principal amount of $109,355,000, a repurchase price of $109,355,213, and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.25%	10/31/2018	$71,812,000	$71,023,504
U.S. Treasury Notes	0.75%	2/28/2018	$41,591,000	$40,854,007

As of July 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Barclays Capital, Inc:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	7.63%	$11,460,000
SunAmerica Global Trends Cayman Fund, Ltd.	2.24%	3,360,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Barclays Capital, Inc., dated July 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $150,195,000, a repurchase price of $150,195,250, and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	2.38%	7/31/2017	$147,293,000	$153,009,441

As of July 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with BNP Paribas SA:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	7.63%	$7,630,000
SunAmerica Global Trends Cayman Fund, Ltd.	2.24	2,235,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

BNP Paribas SA, dated July 31, 2014, bearing interest at a rate of 0.07% per annum, with a principal amount of $99,955,000, a repurchase price of $99,955,194, and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Bills	1.75%	7/31/2015	$100,610,600	$102,226,406

As of July 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with Deutsche Bank AG:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	7.63%	$9,920,000
SunAmerica Global Trends Cayman Fund, Ltd.	2.24	2,905,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

Deutsche Bank AG, dated July 31, 2014, bearing interest at a rate of 0.08% per annum, with a principal amount of $129,945,000, a repurchase price of $129,945,289, and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	3.13%	10/31/2016	$124,853,000	$132,637,585

As of July 31, 2014, the following portfolios held an undivided interest in the joint repurchase agreement with UBS Securities LLC:

Portfolio	Percentage Ownership	Principal Amount
SunAmerica Global Trends	7.63%	$9,385,000
SunAmerica Global Trends Cayman Fund, Ltd.	2.24	2,750,000

As of such date, the repurchase agreement in that joint account and the collateral therefore were as follows:

UBS Securities LLC, dated July 31, 2014, bearing interest at a rate of 0.06% per annum, with a principal amount of $122,950,000, a repurchase price of $122,950,205, and a maturity date of August 1, 2014. The repurchase agreement is collateralized by the following:

Type of Collateral	Interest Rate	Maturity Date	Principal Amount	Value
U.S. Treasury Notes	1.38%	9/30/2018	$126,399,500	$125,996,286

Note 4. Federal Income Taxes

As of July 31, 2014, the amount of aggregate unrealized gain (loss) and the cost of investment securities for federal tax purposes, including short-term investment securities and repurchase agreements, were as follows:

Fund	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain/(Loss)	Cost of Investments
2020 High Watermark	$4,683,102	$(65,900)	$4,617,202	$36,654,035
SunAmerica Alternative Strategies	142,395	(9,671,428)	(9,529,033)	79,349,430
SunAmerica Global Trends	—	(13,790,096)	(13,790,096)	60,858,198
SunAmerica Focused Alpha Growth	147,148,783	(3,488,306)	143,660,477	443,162,872
SunAmerica Focused Alpha Large-Cap	110,807,798	(2,900,387)	107,907,411	535,860,944
SunAmerica Income Explorer	911,638	(398,058)	513,580	26,498,256
SunAmerica Small-Cap	2,893,935	(3,758,808)	(864,873)	49,703,756

ADDITIONAL INFORMATION

Additional information is available in the SunAmerica Specialty Series’s Annual and Semi-annual reports which may be obtained without charge from the EDGAR database on the Securities and Exchange Commission’s website at http://www.sec.gov.

Item 2. Controls and Procedures.

a)	An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the President and Treasurer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17CFR 270.30a-3(c))). Based on that evaluation, the registrant’s management, including the President and Treasurer, concluded that the registrant’s disclosure controls and procedures are effective.

b)	There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as

Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 25, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

SunAmerica Specialty Series

By:	/s/ John T. Genoy
John T. Genoy
President

Date:	September 25, 2014

By:	/s/ Gregory R. Kingston
Gregory R. Kingston
Treasurer

Date:	September 25, 2014